UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23108

Amplify ETF Trust
(Exact name of registrant as specified in charter)

310 South Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Christian Magoon

Amplify ETF Trust

310 South Hale Street

Wheaton, IL 60187
(Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

(855)-267-3837

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

AMPLIFY ETF TRUST

Amplify High Income ETF YYY

Amplify Online Retail ETF IBUY

Amplify CWP Enhanced Dividend Income ETF DIVO

Amplify Transformational Data Sharing ETF BLOK

Amplify Lithium & Battery Technology ETF BATT

Amplify BlackSwan Growth & Treasury Core ETF SWAN

Amplify International Online Retail ETF XBUY

Amplify CrowdBureau Online Lending and Digital Banking ETF LEND

Amplify Seymour Cannabis ETF CNBS

Amplify Pure Junior Gold Miners ETF JGLD

Amplify BlackSwan ISWN ETF ISWN

SEMI-ANNUAL REPORT

April 30, 2021

Beginning on January 1, 2022, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Amplify Seymour Cannabis ETF shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Amplify Seymour Cannabis ETF’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Amplify ETF Trust

Table of Contents

Amplify ETF Trust (the “Trust”) files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT within sixty days after the end of the period. The Trust’s Form N-Q or Part F of Form N-PORT are available on the Commission’s website at www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Amplify Investments, LLC (the “Adviser”) uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-267-3837 and (ii) on the Commission’s website at www.sec.gov.

Amplify ETF Trust

Amplify High Income ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value
INVESTMENT COMPANIES — 99.1%
Equity — 15.9%
Adams Diversified Equity Fund, Inc.	287,584	$5,521,613
Cohen & Steers Quality Income Realty Fund, Inc.	534,794	8,128,869
Cohen & Steers REIT and Preferred and Income Fund, Inc.(a)	260,919	6,752,584
Eaton Vance Tax-Advantaged Dividend Income Fund	307,918	8,387,686
Eaton Vance Tax-Advantaged Global Dividend Income Fund	582,757	11,707,588
John Hancock Tax-Advantaged Dividend Income Fund	190,533	4,643,289
Liberty All-Star Equity Fund(a)	2,270,124	18,637,718
		63,779,347
Fixed Income — 83.2%
AllianceBernstein Global High Income Fund, Inc.	1,024,550	12,284,354
BlackRock Corporate High Yield Fund, Inc.	292,452	3,509,424
BlackRock Debt Strategies Fund, Inc.	873,307	9,606,377
BlackRock Resources & Commodities Strategy Trust	2,144,745	20,203,498
Blackstone Strategic Credit Fund	1,233,277	16,673,905
DoubleLine Income Solutions Fund	951,393	17,201,185
DoubleLine Yield Opportunities Fund	733,093	14,551,896
Eaton Vance Limited Duration Income Fund	1,256,235	16,104,933
Highland Income Fund	1,511,888	17,386,712
Invesco Dynamic Credit Opportunities Fund	1,488,740	17,090,735
Invesco Senior Income Trust	3,991,742	16,924,986
NexPoint Strategic Opportunities Fund	1,331,872	15,835,958
Nuveen Credit Strategies Income Fund	2,061,894	13,690,976
Nuveen Floating Rate Income Fund	1,727,195	16,581,072
PGIM Global High Yield Fund, Inc.	1,076,044	16,237,504
PGIM High Yield Bond Fund, Inc.	1,000,953	15,975,210
PIMCO Dynamic Credit and Mortgage Income Fund	457,951	10,532,873
Pimco Dynamic Income Fund	303,283	8,749,715
Description	Shares	Value
Virtus AllianzGI Convertible & Income Fund	2,721,074	$15,700,597
Virtus Dividend Interest & Premium Strategy Fund	1,168,369	16,999,769
Wells Fargo Income Opportunities Fund	1,776,650	15,350,256
Western Asset Emerging Markets Debt Fund, Inc.	1,113,077	15,204,632
Western Asset High Income Opportunity Fund, Inc.	2,233,538	11,502,721
		333,899,288
Total Investment Companies (Cost $379,122,415)		397,678,635

MONEY MARKET FUNDS — 0.5%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(b)	2,272,486	2,272,486
Total Money Market Funds (Cost $2,272,486)		2,272,486

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 0.2%
First American Government Obligations Fund - Class X - 0.03%(b)	681,100	681,100
Total Investments Purchased with Proceeds from Securities Lending (Cost $681,100)		681,100

Total Investments — 99.8% (Cost $382,076,001)		$400,632,221

Percentages are based on Net Assets of $401,379,505.

(a)  All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $658,175 or 0.2% of net assets.

(b)  Seven-day yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 100.0%
Marketplace — 31.5%
Alibaba Group Holding Ltd. - ADR(a)	35,522	$8,203,806
BigCommerce Holdings, Inc.(a)	332,314	19,918,901
Copart, Inc.(a)	226,542	28,206,744
Dada Nexus Ltd. - ADR(a)	308,900	7,425,956
Delivery Hero SE(a)(b)	84,296	13,382,650
Etsy, Inc.(a)	201,444	40,045,053
Fiverr International Ltd.(a)	65,857	13,702,866
Groupon, Inc.(a)	1,280,288	64,820,982
Grubhub, Inc.(a)	355,135	24,163,385
Jumia Technologies AG - ADR(a)(c)	595,121	18,103,581
Just Eat Takeaway.com NV(a)(b)	90,039	9,309,489
KE Holdings, Inc. - ADR(a)	139,237	7,247,286
Lyft, Inc. - Class A(a)	939,865	52,312,886
MercadoLibre, Inc.(a)	7,981	12,537,991
PayPal Holdings, Inc.(a)	141,263	37,051,872
Pinduoduo, Inc. - ADR(a)	95,183	12,747,859
Rakuten Group, Inc.	1,064,000	13,522,701
Shopify, Inc. - Class A(a)	10,533	12,455,378
The RealReal, Inc.(a)	1,978,396	49,004,869
Uber Technologies, Inc.(a)	669,293	36,657,178
		480,821,433
Traditional Retail — 56.6%
1-800-Flowers.com, Inc. - Class A(a)(c)	1,324,086	42,337,650
Amazon.com, Inc.(a)	8,472	29,375,982
AO World PLC(a)	2,097,788	8,054,041
ASKUL Corp.	282,400	10,335,804
ASOS PLC(a)	170,536	12,294,023
Carvana Co.(a)	136,356	38,896,913
Chegg, Inc.(a)	358,287	32,364,065
Chewy, Inc. - Class A(a)(c)	409,360	32,634,179
Cimpress PLC(a)	127,540	12,149,460
eBay, Inc.	575,358	32,099,223
Farfetch Ltd. - Class A(a)	299,444	14,669,762
HelloFresh SE(a)	178,455	14,803,846
Description	Shares	Value
IAC/InterActiveCorp(a)	209,485	$53,098,163
iQIYI, Inc. - ADR(a)	400,030	5,884,441
JD.com, Inc. - ADR(a)	117,465	9,087,092
Lands’ End, Inc.(a)(d)	1,645,229	37,906,076
Netflix, Inc.(a)	55,241	28,364,596
Ocado Group PLC(a)	315,980	9,150,935
Overstock.com, Inc.(a)	459,129	37,419,013
Peloton Interactive, Inc. - Class A(a)	231,379	22,756,125
PetMed Express, Inc.(c)	901,434	26,524,695
Qurate Retail, Inc. - Class A	4,575,346	54,446,617
Revolve Group, Inc.(a)	1,531,089	74,242,506
Shutterstock, Inc.	406,142	35,407,460
Spotify Technology SA(a)	43,919	11,072,858
Stamps.com, Inc.(a)	117,453	24,121,323
Stitch Fix, Inc. - Class A(a)	793,296	34,365,583
Vipshop Holdings Ltd. - ADR(a)	494,061	15,202,257
Vroom, Inc.(a)	673,026	31,140,913
Wayfair, Inc. - Class A(a)	101,560	30,018,089
Zalando SE(a)(b)	101,840	10,595,758
zooplus AG(a)	63,157	19,969,813
ZOZO, Inc.	405,100	13,677,546
		864,466,807
Travel — 11.9%
Booking Holdings, Inc.(a)	16,026	39,521,398
Expedia Group, Inc.	278,557	49,090,100
MakeMyTrip Ltd.(a)	525,997	14,422,838
Trip.com Group Ltd.(a)	343,484	13,423,355
TripAdvisor, Inc.(a)	1,391,480	65,580,452
		182,038,143
Total Common Stocks (Cost $1,107,643,798)		1,527,326,383

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(e)	1,760,645	1,760,645
Total Money Market Funds (Cost $1,760,645)		1,760,645

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 2.6%
First American Government Obligations Fund - Class X - 0.03%(e)	39,863,669	39,863,669
Total Investments Purchased with Proceeds from Securities Lending (Cost $39,863,669)		39,863,669

Total Investments — 102.7% (Cost $1,149,268,112)		$1,568,950,697

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Percentages are based on Net Assets of $1,528,326,932.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2021 the value of these securities amounted to $33,287,897 or 2.2% of net assets.

(c)   All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $38,851,358 or 2.5% of net assets.

(d)  Illiquid security. At April 30, 2021, the value of these securities amounted to $37,906,076 or 2.5% of net assets.

(e)   Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 91.2%
Communication Services — 2.6%
Verizon Communications, Inc.	188,507	$10,893,820

Consumer Discretionary — 9.5%
McDonald’s Corp.	90,723	21,417,886
NIKE, Inc. - Class B	133,820	17,747,208
		39,165,094
Consumer Staples — 9.1%
The Coca-Cola Co.	227,677	12,290,005
The Procter & Gamble Co.	89,032	11,878,649
Walmart, Inc.	92,568	12,951,189
		37,119,843
Energy — 6.8%
Chevron Corp.	202,497	20,871,366
ConocoPhillips	141,363	7,229,304
		28,100,670
Financials — 11.6%
Intercontinental Exchange, Inc.	104,730	12,327,768
JPMorgan Chase & Co.	99,532	15,309,017
The Goldman Sachs Group, Inc.	56,882	19,820,533
		47,457,318
Health Care — 17.2%
Amgen, Inc.	49,699	11,909,869
Johnson & Johnson	125,607	20,440,027
Medtronic PLC	98,296	12,868,912
UnitedHealth Group, Inc.	63,159	25,187,809
		70,406,617
Industrials — 12.1%
3M Co.	84,044	16,568,434
Honeywell International, Inc.	90,992	20,294,856
Lockheed Martin Corp.	33,260	12,657,425
		49,520,715
Description	Shares	Value
Information Technology — 13.6%
Apple, Inc.	92,522	$12,162,942
Microsoft Corp.	87,414	22,044,063
Visa, Inc. - Class A	91,816	21,444,545
		55,651,550
Materials — 5.5%
Dow, Inc.	181,121	11,320,062
Newmont Corp.	178,556	11,143,680
		22,463,742
Utilities — 3.2%
Duke Energy Corp.	129,107	12,999,784
Total Common Stocks (Cost $340,855,808)		373,779,153

Total Investments — 91.2% (Cost $340,855,808)		$373,779,153

Percentages are based on Net Assets of $409,683,348.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Schedule of Options Written

April 30, 2021 (Unaudited)

Description	Contracts	Notional Amount	Value
Call Options Written(a) — 0.00%(b)
Dow, Inc., Expires 5/21/2021, Strike Price $68.50	1,500	$(9,375,000)	$(18,750)
Microsoft Corp., Expires 4/30/2021, Strike Price $280.00	600	(15,130,800)	(300)
NIKE, Inc., Expires 5/21/2021, Strike Price $140.00	1,200	(15,914,400)	(70,800)
The Coca-Cola Co., Expires 5/7/2021, Strike Price $56.00	1,800	(9,716,400)	(4,500)
Total Call Options Written (Premiums Received $174,421)			$(94,350)

(a)   Exchange Traded.

(b)  Less than (0.05%).

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 98.2%
Automobiles & Components — 0.5%
Tesla, Inc.(a)	9,834	$6,976,633

Banks — 2.3%
Silvergate Capital Corp. - Class A(a)	287,644	30,841,190

Diversified Financials — 20.6%
CME Group, Inc.	103,347	20,875,061
Coinbase Global, Inc. - Class A(a)(b)	87,989	26,189,046
Diginex Ltd.(a)(b)	1,885,859	11,767,760
Galaxy Digital Holdings Ltd.(a)(b)	1,799,814	51,601,062
Grayscale Bitcoin Trust BTC(a)(b)	613,514	28,743,131
Intercontinental Exchange, Inc.	103,674	12,203,467
Mogo, Inc.(a)	2,842,178	26,403,834
Mudrick Capital Acquisition Corp II - Class A(a)	750,000	12,097,500
Nasdaq, Inc.	55,358	8,942,531
Nocturne Acquisition Corp.(a)	380,000	3,857,000
SBI Holdings, Inc.	1,599,527	45,224,068
Vontobel Holding AG	101,322	7,616,485
VPC Impact Acquisition Holdings - Class A(a)(b)(c)	1,170,843	12,809,022
WisdomTree Investments, Inc.	1,352,680	9,177,934
		277,507,901
Media & Entertainment — 3.4%
Alphabet, Inc. - Class A(a)	5,481	12,899,533
Baidu, Inc. - ADR(a)	38,384	8,073,307
Description	Shares	Value
Tencent Holdings Ltd.	94,065	$7,544,333
Z Holdings Corp.	3,856,002	17,817,559
		46,334,732
Retailing — 4.9%
Alibaba Group Holding Ltd. - ADR(a)	85,168	19,669,550
JD.com, Inc. - ADR(a)	84,014	6,499,323
Overstock.com, Inc.(a)	389,704	31,760,876
Rakuten Group, Inc.	577,747	7,342,763
		65,272,512
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices, Inc.(a)	131,193	10,707,973
NVIDIA Corp.	52,230	31,357,847
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	92,624	10,812,926
		52,878,746
Software & Services — 58.1%
Accenture PLC - Class A	64,522	18,709,444
Argo Blockchain PLC(a)	20,446,985	54,782,073
Bitfarms Ltd.(a)(b)	7,595,307	41,030,662
Cleanspark, Inc.(a)(b)	1,482,359	31,944,837
Digital Garage, Inc.	964,326	39,750,102
GMO internet, Inc.	1,289,673	38,410,519
Hive Blockchain Technologies Ltd.(a)(b)	12,942,272	49,804,293
Hut 8 Mining Corp.(a)(b)	8,456,098	46,987,877
International Business Machines Corp.	166,492	23,621,885
Marathon Digital Holdings, Inc.(a)(b)(c)	1,490,812	54,832,065
MicroStrategy, Inc.(a)(b)	112,383	73,853,612
Northern Data AG(a)(b)	280,434	32,703,870
Opera Ltd. - ADR(a)	1,500,619	16,281,716
Oracle Corp.	244,993	18,568,020
PayPal Holdings, Inc.(a)	255,398	66,988,341
Riot Blockchain, Inc.(a)(b)	925,652	38,720,023
Square, Inc. - Class A(a)	254,291	62,255,523
Visa, Inc. - Class A	79,339	18,530,417
Voyager Digital Ltd.(a)(b)	2,426,322	54,876,745
		782,652,024
Technology Hardware & Equipment — 3.6%
Canaan, Inc. - ADR(a)(b)	2,037,609	25,490,489
Ebang International Holdings, Inc. - Class A(a)(b)	4,060,868	16,608,950
Samsung Electronics Co. Ltd.	81,612	5,979,573
		48,079,012
Telecommunication Services — 0.9%
SoftBank Group Corp.	131,176	11,864,532
Total Common Stocks (Cost $1,139,286,528)		1,322,407,282

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Description	Shares	Value
MONEY MARKET FUNDS — 1.5%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(d)	20,368,805	$20,368,805
Total Money Market Funds (Cost $20,368,805)		20,368,805

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 16.3%
First American Government Obligations Fund - Class X - 0.30%(d)	219,799,560	219,799,560
Total Investments Purchased with Proceeds from Securities Lending (Cost $219,799,560)		219,799,560

Total Investments — 116.0% (Cost $1,379,454,893)		$1,562,575,647

Percentages are based on Net Assets of $1,346,529,022.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $221,628,889 or 16.5% of net assets.

(c)   Illiquid security. At April 30, 2021, the value of these securities amounted to $67,641,087 or 5.0% of net assets.

(d)  Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Country Weightings (Unaudited)[*]

27.7% China
26.8% United States
12.9% Australia
7.4% South Korea
5.7% Japan
4.4% Canada
2.9% Russia
2.8% Switzerland
1.2% Chile
1.2% Belgium
1.1% Germany
1.0% South Africa
1.0% Taiwan
1.0% Indonesia
0.9% Israel
0.9% Britain
0.6% France
0.5% Netherlands

[*] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.1%
Consumer Discretionary — 23.5%
Arcimoto, Inc.(a)(b)	14,618	$150,711
BAIC Motor Corp. Ltd. - Class H(c)	1,927,847	697,403
Blink Charging Co.(a)(b)	18,061	664,645
BYD Co. Ltd. - Class H	312,822	6,455,584
Canoo, Inc.(a)(b)	41,884	369,417
ElectraMeccanica Vehicles Corp.(a)(b)	52,171	216,510
Fisker, Inc.(a)(b)	49,124	644,507
Kandi Technologies Group, Inc.(a)(b)	47,991	276,428
Li Auto, Inc. - ADR(b)	88,618	1,749,319
Lordstown Motors Corp.(a)(b)	25,702	254,707
NIO, Inc. - ADR(b)	133,914	5,335,134
Niu Technologies - ADR(b)	15,660	585,058
Panasonic Corp.	296,784	3,500,362
QuantumScape Corp.(a)(b)	48,803	1,783,262
Tesla, Inc.(b)	15,907	11,285,062
Tianneng Power International Ltd.	485,025	890,407
Workhorse Group, Inc.(a)(b)	19,933	246,970
XL Fleet Corp.(a)(b)	31,250	212,500
XPeng, Inc. - ADR(a)(b)	77,531	2,318,952
Yadea Group Holdings Ltd.(c)	411,113	899,735
		38,536,673
Description	Shares	Value
Industrials — 15.6%
Akasol AG(b)(c)	7,027	$1,012,100
Beam Global(a)(b)	12,520	431,064
CBAK Energy Technology, Inc.(a)(b)	115,673	535,566
Contemporary Amperex Technology Co. Ltd.	189,145	11,345,193
EnerSys	11,972	1,096,396
Eos Energy Enterprises, Inc.(a)(b)	35,539	467,338
Eve Energy Co. Ltd.	199,993	2,740,227
FuelCell Energy, Inc.(a)(b)	53,145	516,038
GreenPower Motor Co., Inc.(b)	13,611	248,265
GS Yuasa Corp.	34,314	927,787
Hyliion Holdings Corp.(a)(b)	37,963	395,954
Nikola Corp.(a)(b)	50,492	584,192
Plug Power, Inc.(b)	56,475	1,610,102
Shenzhen Yinghe Technology Co. Ltd.	289,112	753,661
Sunwoda Electronic Co. Ltd.	291,460	969,206
Varta AG(a)(b)	7,642	1,114,920
Vitzrocell Co. Ltd.	58,310	752,235
		25,500,244
Information Technology — 10.0%
Dynapack International Technology Corp.	226,957	958,756
Iljin Materials Co. Ltd.	16,066	998,032
L&F Co. Ltd.	13,581	1,108,603
NAURA Technology Group Co. Ltd.	62,653	1,603,429
NEC Corp.	41,098	2,391,648
Power Logics Co. Ltd.(b)	97,805	720,997
Samsung SDI Co. Ltd.	7,017	4,125,606
Simplo Technology Co. Ltd.	71,100	954,516
SolarEdge Technologies, Inc.(b)	6,811	1,794,971
Wuxi Lead Intelligent Equipment Co. Ltd.	120,544	1,646,618
		16,303,176
Materials — 50.0%
African Rainbow Minerals Ltd.	61,519	1,150,037
Albemarle Corp.	15,033	2,528,100
AMG Advanced Metallurgical Group NV	24,271	931,424
Aneka Tambang Tbk	5,576,751	961,309
Beijing Easpring Material Technology Co. Ltd.(b)	115,191	900,667
BHP Group Ltd. - ADR(a)	192,537	14,008,992
Bushveld Minerals Ltd.(b)	3,232,685	781,284
China Molybdenum Co. Ltd. - Class H	3,674,375	2,492,866
Cowan Lithium Ltd.(b)(d)(e)	14,896	—
Eramet SA(b)	14,800	1,066,713

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Description	Shares	Value
First Quantum Minerals Ltd.	95,173	$2,193,590
Galaxy Resources Ltd.(b)	438,331	1,327,038
Ganfeng Lithium Co. Ltd. - Class H(c)	191,266	2,575,575
Glencore PLC	1,277,843	5,209,563
IGO Ltd.	224,315	1,294,281
Johnson Matthey PLC	37,573	1,686,424
Largo Resources Ltd.(b)	58,491	1,023,111
LG Chem Ltd.	7,437	6,231,208
Lithium Americas Corp.(b)	47,050	664,514
Livent Corp.(b)	49,457	891,215
Lundin Mining Corp.	136,545	1,649,671
Mineral Resources Ltd.	45,163	1,661,287
MMC Norilsk Nickel PJSC - ADR	158,926	5,392,359
Nanjing Hanrui Cobalt Co. Ltd.	80,647	915,075
Nano One Materials Corp.(b)	173,244	710,369
Neo Lithium Corp.(b)	314,318	664,871
Orocobre Ltd.(b)	244,218	1,269,901
Piedmont Lithium Ltd. - ADR(a)(b)	14,573	1,030,311
Pilbara Minerals Ltd.(b)	1,332,095	1,169,846
Shanghai Putailai New Energy Technology Co. Ltd.	120,792	1,513,190
Shenzhen Capchem Technology Co. Ltd.	95,196	1,132,967
Showa Denko KK	48,830	1,478,885
Sociedad Quimica y Minera de Chile SA - ADR	43,061	2,271,037
South32 Ltd.	844,423	1,873,445
Standard Lithium Ltd.(b)	251,420	861,146
Sumitomo Metal Mining Co. Ltd.	45,839	1,945,714
Umicore SA	36,346	2,209,329
Vale Indonesia Tbk PT(b)	2,740,682	874,666
Western Areas Ltd.	435,020	774,122
W-Scope Corp.(b)	92,464	586,308
Yunnan Energy New Material Co. Ltd.	101,563	2,111,613
Zhejiang Huayou Cobalt Co. Ltd.(b)	148,107	1,871,391
		81,885,414
Total Common Stocks (Cost $168,390,565)		162,225,507

MONEY MARKET FUNDS — 0.8%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(f)	1,285,033	1,285,033
Total Money Market Funds (Cost $1,285,033)		1,285,033
Description	Shares	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 15.3%
First American Government Obligations Fund, Class X - 0.03%(f)	25,063,738	$25,063,738
Total Investments Purchased with Proceeds from Securities Lending (Cost $25,063,738)		25,063,738

Total Investments — 115.2% (Cost $194,739,336)		$188,574,278

Percentages are based on Net Assets of $163,657,186.

ADR - American Depositary Receipt

(a)   All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $23,820,911 or 14.6% of net assets.

(b)  Non-income producing security.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2021 the value of these securities amounted to $5,184,813 or 3.2% of net assets.

(d)  The Fund has fair valued this security. Values are determined using significant unobservable inputs. Value determined using significant unobservable inputs.

(e)   Illiquid security. At April 30, 2021, the value of these securities amounted to $0 or 0.0% of net assets.

(f)   Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 80.0%
0.125%, 10/31/2022	$5,765,000	$5,765,901
0.125%, 10/15/2023	123,912,000	123,587,699
0.250%, 10/31/2025	124,368,000	121,674,169
0.500%, 10/31/2027	124,714,000	119,050,717
0.625%, 08/15/2030	127,014,000	116,336,886
1.375%, 08/15/2050	169,088,000	135,389,289
Total U.S. Government Notes/Bonds (Cost $654,859,296)		621,804,661
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 19.8%
SPDR S&P 500 ETF Trust, Expires 06/18/2021, Strike Price $265.00	5,863	$244,662,990	89,630,612
SPDR S&P 500 ETF Trust, Expires 12/17/2021, Strike Price $324.00	6,574	274,333,020	64,352,886
Total Purchased Options (Cost $79,138,200)			153,983,498
	Shares
MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(b)	1,154,290	1,154,290
Total Money Market Funds (Cost $1,154,290)		1,154,290

Total Investments — 99.9% (Cost $735,151,786)		$776,942,449

Percentages are based on Net Assets of $777,454,617.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2021.
The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Country Weightings (Unaudited)[*]

22.5% China
14.5% Japan
13.0% United States
11.5% Germany
8.5% Britain
4.2% Netherlands
3.7% Sweden
3.4% South Korea
2.8% Argentina
2.5% Canada
2.5% Australia
1.8% India
1.6% Brazil
1.5% Cyprus
1.5% Singapore
1.3% Israel
1.3% Ireland
0.7% France
0.6% Taiwan
0.6% Finland

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.9%
Marketplace — 39.0%
Alibaba Group Holding Ltd. - ADR(a)	1,890	$436,496
B2W Cia Digital(a)	41,600	519,343
Baozun, Inc. - ADR(a)(b)	11,549	400,866
Coupang, Inc.(a)(b)	10,101	423,232
Dada Nexus Ltd. - ADR(a)	16,224	390,025
Delivery Hero SE(a)(c)	3,374	536,339
Demae-Can Co. Ltd.(a)	21,100	395,728
Facedrive, Inc.(a)	27,207	353,634
Fiverr International Ltd.(a)	2,089	434,658
Jumia Technologies AG - ADR(a)(b)	12,373	376,387
Just Eat Takeaway.com NV(a)(c)	4,641	480,469
KE Holdings, Inc. - ADR(a)	8,022	417,545
Kogan.com Ltd.	47,040	402,604
MercadoLibre, Inc.(a)	294	461,868
Mercari, Inc.(a)	9,500	469,329
Ozon Holdings PLC - ADR(a)(b)	7,749	481,910
Pinduoduo, Inc. - ADR(a)	3,066	410,629
Prosus NV	4,095	444,796
Rakuten Group, Inc.	38,200	485,429
Description	Shares	Value
Sea Ltd. - ADR(a)	1,866	$471,240
Shopify, Inc. - Class A(a)	396	468,274
Syuppin Co. Ltd.	20,900	222,757
Tencent Holdings Ltd.	5,300	425,127
Uxin Ltd. - ADR(a)(b)	297,907	896,700
Yixin Group Ltd.(a)(c)	501,000	172,228
		10,977,613
Traditional Retail — 48.5%
AO World PLC(a)	45,927	176,774
ASKUL Corp.	12,100	442,798
ASOS PLC(a)	5,733	414,342
BHG Group AB(a)	24,654	474,376
boohoo Group PLC(a)	96,692	455,306
Boozt AB(a)(c)	20,785	484,490
China Literature Ltd.(a)(c)	41,800	435,930
Cimpress PLC(a)	4,270	406,760
Cogobuy Group(a)(c)	635,000	177,414
Dustin Group AB(c)	18,669	233,369
Farfetch Ltd. - Class A(a)	9,093	445,466
HelloFresh SE(a)	5,679	471,712
Home24 SE(a)	20,945	491,415
iQIYI, Inc. - ADR(a)	24,205	356,056
Istyle, Inc.(a)	106,500	464,759
JD.com, Inc. - ADR(a)	5,250	406,140
Kitanotatsujin Corp.	33,600	156,772
LightInTheBox Holding Co. Ltd. - ADR(a)(b)	55,997	164,631
MOGU, Inc. - ADR(a)(b)	93,032	147,921
MonotaRO Co. Ltd.	16,200	413,504
MYT Netherlands Parent BV - ADR(a)	17,010	509,790
N Brown Group PLC(a)	211,776	192,201
Ocado Group PLC(a)	15,704	455,948
Oisix ra daichi, Inc.(a)	16,900	461,211
PChome Online, Inc.	64,000	193,148
Shop Apotheke Europe NV(a)(c)	2,079	429,715
So-Young International, Inc. - ADR(a)(b)	44,044	416,656
SRP Groupe SA(a)(c)	55,608	214,546
THG PLC(a)	48,807	418,967
Verkkokauppa.com Oyj	18,816	192,985
Vipshop Holdings Ltd. - ADR(a)	14,437	444,226
YES24 Co. Ltd.	29,876	432,421
Yunji, Inc. - ADR(a)(b)	197,238	404,338
Zalando SE(a)(c)	4,421	460,567
Zero to Seven, Inc.(a)	19,289	238,436
zooplus AG(a)	1,527	483,449
ZOZO, Inc.	14,700	496,254
		13,664,793

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Description	Shares	Value
Travel — 12.4%
Airtrip Corp.	22,400	$455,767
Despegar.com Corp.(a)	34,356	454,873
MakeMyTrip Ltd.(a)	15,281	419,005
On the Beach Group PLC(a)(c)	33,705	193,664
Open Door, Inc.(a)	12,200	223,675
Trip.com Group Ltd.(a)	10,969	428,669
Trivago NV - ADR(a)(b)	108,450	388,251
Tuniu Corp. - ADR(a)(b)	119,972	335,922
Webjet Ltd.(a)(b)	107,184	413,972
Yatra Online, Inc.(a)	86,058	176,419
		3,490,217
Total Common Stocks (Cost $25,016,799)		28,132,623

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(d)	39,187	39,187
Total Money Market Funds (Cost $39,187)		39,187

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 14.8%
First American Government Obligations Fund - Class X - 0.03%(d)	4,175,084	4,175,084
Total Investments Purchased with Proceeds from Securities Lending (Cost $4,175,084)		4,175,084

Total Investments — 114.8% (Cost $29,231,070)		$32,346,894

Percentages are based on Net Assets of $28,174,017.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $4,019,835 or 14.3% of net assets.

(c)   Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At April 30, 2021 the value of these securities amounted to $3,818,731 or 13.6% of net assets.

(d)  Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau Online Lending and Digital Banking ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Sector Weightings (Unaudited)(*)

61.4% Financials
24.6% Information Technology
8.7% Investments Purchased with Proceeds from Securities Lending
2.8% Industrials
1.2% Consumer Discretionary
1.2% Communication Services
0.1% Money Market Funds

(*) Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 1.3%
9F, Inc. - ADR(a)	576	$881
Facebook, Inc. - Class A(a)	45	14,629
		15,510
Consumer Discretionary — 1.3%
Amazon.com, Inc.(a)	3	10,402
MercadoLibre, Inc.(a)	3	4,713
		15,115
Financials — 67.2%
360 Finance, Inc. - ADR(a)	201	5,148
Ally Financial, Inc.	525	27,011
Bank of America Corp.	621	25,169
Capital One Financial Corp.	186	27,729
Citigroup, Inc.	330	23,509
CNFinance Holdings Ltd. - ADR(a)	1,521	5,582
Elevate Credit, Inc.(a)	2,358	7,923
Enova International, Inc.(a)	1,629	55,777
FinVolution Group - ADR	1,089	7,307
Green Dot Corp.(a)	30	1,373
Jianpu Technology, Inc. - ADR(a)	1,431	4,121
Jiayin Group, Inc. - ADR(a)	258	1,687
JPMorgan Chase & Co.	156	23,994
LendingClub Corp.(a)	5,052	77,750
LendingTree, Inc.(a)	711	146,814
LexinFintech Holdings Ltd. - ADR(a)	882	8,017
Lufax Holding Ltd. - ADR(a)	9,462	112,598
OneMain Holdings, Inc.	75	4,265
Qudian, Inc. - ADR(a)	2,772	5,683
Senmiao Technology Ltd.(a)	954	1,174
SOS Ltd. - ADR(a)	960	4,042
The Goldman Sachs Group, Inc.	75	26,134
The PNC Financial Services Group, Inc.	132	24,678
The Toronto-Dominion Bank	363	24,956
Truist Financial Corp.	405	24,021
Upstart Holdings, Inc.(a)	648	70,645
Description	Shares	Value
Weidai Ltd. - ADR(a)	4,050	$4,313
Wells Fargo & Co.	600	27,030
X Financial - ADR(a)	1,746	7,159
Xiaobai Maimai, Inc. - ADR(a)	1,146	1,822
Yiren Digital Ltd. - ADR	552	2,125
		789,556
Industrials — 3.1%
CoreLogic, Inc.	42	3,347
Dun & Bradstreet Holdings, Inc.(a)	249	5,916
Equifax, Inc.	69	15,817
TransUnion	111	11,610
		36,690
Information Technology — 26.9%
Affirm Holdings, Inc.(a)(b)	1,527	107,653
Fair Isaac Corp.(a)	18	9,385
Fidelity National Information Services, Inc.	357	54,585
Fiserv, Inc.(a)	381	45,766
Global Payments, Inc.	168	36,058
GreenSky, Inc. - Class A(a)	4,815	29,323
Pagseguro Digital Ltd. - Class A(a)	135	6,175
PayPal Holdings, Inc.(a)	51	13,377
Square, Inc. - Class A(a)	57	13,955
		316,277
Total Common Stocks (Cost $1,109,564)		1,173,148

MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(c)	857	857
Total Money Market Funds (Cost $857)		857

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 9.6%
First American Government Obligations Fund - Class X - 0.03%(c)	112,186	112,186
Total Investments Purchased with Proceeds from Securities Lending (Cost $112,186)		112,186

Total Investments — 109.5% (Cost $1,222,607)		$1,286,191

Percentages are based on Net Assets of $1,174,204.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $104,411 or 8.9% of net assets.

(c)   Seven-day yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify CrowdBureau Online Lending and Digital Banking ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS — 79.7%
Consumer Discretionary — 7.7%
Greenlane Holdings, Inc. - Class A(a)	947,044	$4,166,993
GrowGeneration Corp.(a)(b)	164,276	7,162,434
		11,329,427
Consumer Staples — 7.1%
Neptune Wellness Solutions, Inc.(a)(b)	1,500,400	1,980,528
Village Farms International, Inc.(a)(b)	756,506	8,450,172
		10,430,700
Financials — 12.4%
RIV Capital, Inc.(a)(b)(c)	3,653,510	6,806,767
Silver Spike Acquisition Corp. - Class A(a)(b)	649,473	11,365,778
		18,172,545
Health Care — 35.4%
Aleafia Health, Inc.(a)	69,080	29,225
Aphria, Inc.(a)	561,337	8,622,253
Arena Pharmaceuticals, Inc.(a)	4,431	304,099
Auxly Cannabis Group, Inc.(a)	2,676,410	827,430
Canopy Growth Corp.(a)	327,746	8,832,755
Cara Therapeutics, Inc.(a)	149,129	1,931,220
cbdMD, Inc.(a)	569,250	2,191,612
Charlotte’s Web Holdings, Inc.(a)	1,003,363	4,040,717
Clever Leaves Holdings, Inc.(a)(b)	265,790	2,663,216
Cronos Group, Inc.(a)	502,324	4,088,917
GW Pharmaceuticals PLC - ADR(a)	24,014	5,259,066
IM Cannabis Corp.(a)	61,384	382,043
MediPharm Labs Corp.(a)	3,001,916	1,123,444
Organigram Holdings, Inc.(a)(b)	875,783	2,325,204
PerkinElmer, Inc.	7,014	909,225
The Valens Co., Inc.(a)	1,765,592	5,084,974
Tilray, Inc.(a)(b)	124,859	2,289,914
Zynerba Pharmaceuticals, Inc.(a)	236,160	1,041,466
		51,946,780
Industrials — 7.3%
Akerna Corp.(a)(b)	227,181	958,704
Hydrofarm Holdings Group, Inc.(a)	148,945	9,785,686
		10,744,390
Description	Shares	Value
Real Estate — 9.8%
AFC Gamma, Inc.(a)	358,458	$8,144,166
Innovative Industrial Properties, Inc.(b)(d)	33,880	6,204,444
		14,348,610
Total Common Stocks (Cost $128,428,999)		116,972,452

MONEY MARKET FUNDS — 6.0%
Dreyfus Government Cash Management - Class I - 0.03%(e)	8,800,000	8,800,000
Total Money Market Funds (Cost $8,800,000)		8,800,000

Total Investments — 85.7% (Cost $137,228,999)		$125,772,452

Percentages are based on Net Assets of $146,713,436.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  All or a portion of this security is out on loan as of April 30, 2021. Total value of securities out on loan is $17,788,256 or 12.1% of net assets. As of April 30, 2021, total cash collateral has a value of $17,913,256.

(c)   Illiquid security. At April 30, 2021, the value of these securities amounted to $6,806,767 or 4.6% of net assets.

(d)  Real Estate Investment Trust.

(e)   Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Schedule of Total Return Swaps

April 30, 2021 (Unaudited)

Reference Entity	Counterparty	Long/Short	Expiration Date	Financing Rate(a)	Payment Frequency	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Ayr Wellness, Inc.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(1,459,940)	—
Columbia Care, Inc.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(1,661,550)	—
Cresco Labs, Inc.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(6,355,100)	—
Curaleaf Holdings, Inc.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(6,300,810)	—
Green Thumb Industries, Inc.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(7,803,575)	—
Trulieve Cannabis Corp.	Cowen Financial Products, LLC	Short	05/03/2022	0.03%	Monthly	(6,769,472)	—
							$—

(a) Floating rate based on the overnight bank rate and is reset monthly.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Country Weightings (Unaudited)[*]

53.6% Canada
25.7% Australia
7.0% United States
3.3% South Africa
3.3% Turkey
3.0% Britain
2.1% Jersey
2.0% Russia

[*] Percentages based on total investments.

Description	Shares	Value
COMMON STOCKS — 99.1%
Materials — 99.1%
Alamos Gold, Inc.	6,189	$49,554
Alkane Resources Ltd.(a)	62,233	35,333
Argonaut Gold, Inc.(a)	23,768	52,165
B2Gold Corp.	11,470	55,196
Caledonia Mining Corp PLC	2,614	36,361
Calibre Mining Corp.(a)	18,740	30,619
Centamin PLC	34,742	51,661
Centerra Gold, Inc.	5,512	50,810
Coeur Mining, Inc.(a)	6,493	52,463
Dacian Gold Ltd.(a)	95,451	26,175
DRDGOLD Ltd. - ADR	4,833	47,895
Dundee Precious Metals, Inc.	7,285	52,408
Eldorado Gold Corp.(a)	4,604	45,434
Equinox Gold Corp.(a)	5,889	47,582
Evolution Mining Ltd.	16,636	59,498
Gold Road Resources Ltd.	53,678	53,073
Gold Standard Ventures Corp.(a)	56,935	33,045
Golden Star Resources Ltd.(a)	14,669	50,315
Gran Colombia Gold Corp.	10,967	45,822
Great Bear Resources Ltd.(a)	1,985	23,622
Great Panther Mining Ltd.(a)	58,617	45,299
Greatland Gold PLC(a)	139,392	42,459
IAMGOLD Corp.(a)	15,403	48,080
Jaguar Mining, Inc.	8,292	46,643
K92 Mining, Inc.(a)	8,504	55,440
Karora Resources, Inc.(a)	14,381	44,539
Koza Altin Isletmeleri AS(a)	6,157	83,905
Lundin Gold, Inc.(a)	5,711	55,337
McEwen Mining, Inc.(a)	41,624	49,949
Novagold Resources, Inc.(a)	3,638	32,648
Novo Resources Corp.(a)	11,659	21,893
OceanaGold Corp.(a)	29,453	49,080
Osisko Gold Royalties Ltd.	4,123	49,736
Description	Shares	Value
Osisko Mining, Inc.(a)	13,771	$35,933
Pan African Resources PLC	128,094	32,420
Perseus Mining Ltd.(a)	54,798	51,853
Petropavlovsk PLC(a)	143,014	50,849
Pretium Resources, Inc.(a)	4,412	46,300
Ramelius Resources Ltd.	40,368	53,010
Red 5 Ltd.(a)	239,771	34,264
Regis Resources Ltd.	20,866	41,907
Resolute Mining Ltd.(a)	135,156	50,635
Roxgold, Inc.(a)	17,876	29,643
Royal Gold, Inc.	534	59,733
Sabina Gold & Silver Corp.(a)	19,773	28,288
Sandstorm Gold Ltd.(a)	6,475	47,897
Seabridge Gold, Inc.(a)	1,979	33,524
Silver Lake Resources Ltd.(a)	38,123	51,387
SSR Mining, Inc.	3,332	52,843
St Barbara Ltd.	31,274	44,571
Torex Gold Resources, Inc.(a)	3,621	43,798
Wesdome Gold Mines Ltd.(a)	6,461	47,583
West African Resources Ltd.(a)	66,407	49,757
Westgold Resources Ltd.(a)	28,954	48,310
Yamana Gold, Inc.	11,520	52,721
		2,511,265
Total Common Stocks (Cost $2,625,805)		2,511,265

MONEY MARKET FUNDS — 0.4%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(b)	10,921	10,921
Total Money Market Funds (Cost $10,921)		10,921

Total Investments — 99.5% (Cost $2,636,726)		$2,522,186

Percentages are based on Net Assets of $2,533,767.

ADR - American Depositary Receipt

(a)   Non-income producing security.

(b)  Seven-day yield as of April 30, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Schedule of Investments

April 30, 2021 (Unaudited)

Description	Par Value	Value
U.S. GOVERNMENT NOTES/BONDS — 81.3%
0.125%, 10/31/2022	$248,000	$248,039
0.125%, 10/15/2023	5,093,000	5,079,670
0.250%, 10/31/2025	5,115,000	5,004,208
0.500%, 10/31/2027	5,129,000	4,896,091
0.625%, 08/15/2030	5,225,000	4,785,774
1.375%, 08/15/2050	6,976,000	5,585,705
Total U.S. Government Notes/Bonds (Cost $26,594,500)		25,599,487
	Contracts	Notional Amount
PURCHASED OPTIONS(a) — 18.5%
iShares MSCI EAFE ETF, Expires 06/18/2021, Strike Price $53.00	1,443	$11,271,273	3,621,930
iShares MSCI EAFE ETF, Expires 12/17/2021, Strike Price $63.00	1,453	11,349,383	2,215,825
Total Purchased Options (Cost $5,119,354)			5,837,755
	Shares
MONEY MARKET FUNDS — 0.1%
STIT-Government & Agency Portfolio - Institutional Class - 0.03%(b)	22,874	22,874
Total Money Market Funds (Cost $22,874)		22,874

Total Investments — 99.9% (Cost $31,736,728)		$31,460,116

Percentages are based on Net Assets of $31,489,874.

(a)   Exchange Traded.

(b)  Seven-day yield as of April 30, 2021.

The accompanying notes are an integral part of the financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Assets:
Investments, at Cost	$382,076,001	$1,149,268,112	$340,855,808	$1,379,454,893	$194,739,336
Foreign Currency, at Cost	—	1,426	—	—	—
Investments, at Value	$400,632,221	$1,568,950,697	$373,779,153	$1,562,575,647	$188,574,278
Foreign Currency, at Value	—	1,459	—	—	—
Cash	—	—	47,871,131	—	—
Receivable for Capital Shares Sold	2,567,460	—	3,516,450	—	1,596,630
Receivable for Investments Sold	—	—	—	10,312,430	—
Dividends and Interest Receivable	1,142,108	95,835	181,237	1,786,766	141,756
Securities Lending Income Receivable	3,127	4,568	—	779,272	44,568
Total Assets	404,344,916	1,569,052,559	425,347,971	1,575,454,115	190,357,232

Liabilities:
Options Written, at Value (Premiums Received $0, $0, $174,421, $0, $0)	—	—	94,350	—	—
Payable for Investments Purchased	2,133,360	—	15,399,990	8,366,713	1,564,431
Collateral Received for Securities Loaned (See Note 4)	681,100	39,863,669	—	219,799,560	25,063,738
Advisory Fees Payable, net of waiver, if any	150,951	861,958	170,283	758,820	71,877
Total Liabilities	2,965,411	40,725,627	15,664,623	228,925,093	26,700,046

Net Assets	$401,379,505	$1,528,326,932	$409,683,348	$1,346,529,022	$163,657,186

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$234,500	$122,000	$116,500	$254,000	$102,500
Additional Paid-in Capital	409,418,649	947,743,361	375,138,841	1,054,242,036	169,341,814
Total Distributable Earnings (Accumulated Deficit)	(8,273,644)	580,461,571	34,428,007	292,032,986	(5,787,128)
Net Assets	$401,379,505	$1,528,326,932	$409,683,348	$1,346,529,022	$163,657,186

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	23,450,000	12,200,000	11,650,000	25,400,000	10,250,000
Net Asset Value, Offering and Redemption Price per Share	$17.12	$125.27	$35.17	$53.01	$15.97
Includes loaned Securities with a value of	$658,175	$38,851,358	$—	$221,628,889	$23,820,911
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify CrowdBureau Online Lending and Digital Banking ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF
Assets:
Investments, at Cost	$735,151,786	$29,231,070	$1,222,607	$137,228,999	$2,636,726
Foreign Currency, at Cost	—	—	—	7,683	—
Investments, at Value	$776,942,449	$32,346,894	$1,286,191	$125,772,452	$2,522,186
Foreign Currency, at Value	—	—	—	7,938	—
Cash	—	—	338	27,709	—
Cash Collateral for Securities Lending	—	—	—	17,913,256	—
Segregated Cash Balance with Authorized Participant for Deposit Securities	—	—	—	2,682,342	—
Collateral for Swaps	—	—	—	14,700,000	—
Receivable for Capital Shares Sold	—	—	—	5,404,887	—
Receivable for Investments Sold	—	—	—	20,644,329	—
Dividends and Interest Receivable	655,500	13,752	460	1,964	12,553
Securities Lending Income Receivable	—	4,459	39	52,867	—
Deposits with Broker for Options	169,536	—	—	—	—
Prepaid Expenses	—	—	—	7,660	—
Total Assets	777,767,485	32,365,105	1,287,028	187,215,404	2,534,739

Liabilities:
Payable for Investments Purchased	—	—	—	5,074,388	—
Collateral Received for Securities Loaned (See Note 4)	—	4,175,084	112,186	17,913,256	—
Collateral Payable upon Return of Deposit Securities	—	—	—	2,682,342	—
Payable to Broker for Swaps	—	—	—	14,700,000	—
Advisory Fees Payable, net of waiver, if any	312,868	16,004	638	60,383	972
Accrued Compliance Fees	—	—	—	1,590	—
Accrued Custody Fees	—	—	—	6,489	—
Accrued Accounting, Administration & Transfer Agent Fees	—	—	—	5,989	—
Other Payables and Accrued Expenses	—	—	—	57,531	—
Total Liabilities	312,868	4,191,088	112,824	40,501,968	972

Net Assets	$777,454,617	$28,174,017	$1,174,204	$146,713,436	$2,533,767

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$233,300	$5,250	$750	$55,000	$1,000
Additional Paid-in Capital	712,026,531	23,493,296	1,618,410	149,157,859	2,543,820
Total Distributable Earnings (Accumulated Deficit)	65,194,786	4,675,471	(444,956)	(2,499,423)	(11,053)
Net Assets	$777,454,617	$28,174,017	$1,174,204	$146,713,436	$2,533,767

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	23,330,000	525,000	75,000	5,500,000	100,000
Net Asset Value, Offering and Redemption Price per Share	$33.32	$53.66	$15.66	$26.68	$25.34
Includes loaned Securities with a value of	$—	$4,019,835	$104,411	$17,788,256	$—

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Amplify BlackSwan ISWN ETF
Assets:
Investments, at Cost	$31,736,728
Investments, at Value	$31,460,116
Dividends and Interest Receivable	27,023
Deposits with Broker for Options	15,398
Total Assets	31,502,537

Liabilities:
Advisory Fees Payable	12,663
Total Liabilities	12,663

Net Assets	$31,489,874

Net Assets Consist of:
Paid-in Capital ($0.01 par value)	$12,750
Additional Paid-in Capital	31,755,665
Total Distributable Earnings (Accumulated Deficit)	(278,541)
Net Assets	$31,489,874

Outstanding Shares of Beneficial Interest (unlimited authorized - $0.01 par value)	1,275,000
Net Asset Value, Offering and Redemption Price per Share	$24.70

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

	Amplify High Income ETF	Amplify Online Retail ETF	Amplify CWP Enhanced Dividend Income ETF	Amplify Transformational Data Sharing ETF	Amplify Lithium & Battery Technology ETF
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $20,091, $0, $338,571, and $25,851, respectively)	$11,796,037	$6,493,314	$2,196,512	$2,711,299	$501,494
Interest Income	178	128	1,256	2,152	69
Securities Lending Income	20,098	292,726	—	3,761,172	156,870
Total Investment Income	11,816,313	6,786,168	2,197,768	6,474,623	658,433

Expenses:
Advisory Fees	722,075	4,936,255	877,044	2,792,313	235,251
Total Expenses	722,075	4,936,255	877,044	2,792,313	235,251
Advisory Fees Waived (See Note 3)	—	—	(273,759)	(294,974)	—
Net Expenses	722,075	4,936,255	603,285	2,497,339	235,251
Net Investment Income	11,094,238	1,849,913	1,594,483	3,977,284	423,182

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(8,338,598)	199,893,801	5,881,809	141,264,565	4,241,433
Capital Gain Distributions from Underlying Closed End Funds	64,766	—	—	—	—
Foreign Currency	—	(128,870)	—	(167,421)	(79,509)
Options Written	—	—	1,674,964	—	—
Net Change in Unrealized Appreciation/Depreciation on:
Investments	59,839,826	232,714,194	33,198,972	149,475,287	(5,787,537)
Foreign Currency	—	516	—	9,383	(532)
Options Written	—	—	80,071	—	—
Net Realized and Unrealized Gain (Loss)	51,565,994	432,479,641	40,835,816	290,581,814	(1,626,145)

Net Increase (Decrease) in Net Assets Resulting from Operations	$62,660,232	$434,329,554	$42,430,299	$294,559,098	$(1,202,963)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

	Amplify BlackSwan Growth & Treasury Core ETF	Amplify International Online Retail ETF	Amplify CrowdBureau Online Lending and Digital Banking ETF	Amplify Seymour Cannabis ETF	Amplify Pure Junior Gold Miners ETF(a)
Investment Income:
Dividend Income (Net of Foreign Withholding Tax of $0, $3,097, $57, $93, $736 respectively)	$—	$17,750	$1,733	$59,305	$7,630
Interest Income	2,204,556	12	—	500	—
Securities Lending Income	—	22,452	578	205,669	—
Total Investment Income	2,204,556	40,214	2,311	265,474	7,630

Expenses:
Advisory Fees	1,862,445	78,366	2,514	252,760	3,908
Fund Accounting, Administration & Transfer Agent Fees	—	—	—	26,994	—
Other Expenses	—	—	—	22,536	—
Custody Expenses	—	—	—	17,860	—
Legal Fees	—	—	—	16,022	—
Audit Fees	—	—	—	11,806	—
Trustee Fees	—	—	—	7,931	—
Principal Financial Officer Fees	—	—	—	7,403	—
Compliance Fees	—	—	—	6,867	—
Distribution Fees	—	—	—	5,765	—
Total Expenses	1,862,445	78,366	2,514	375,944	3,908
Advisory Fees Waived/Reimbursed (See Note 3)	—	—	—	(84,298)	—
Net Expenses	1,862,445	78,366	2,514	291,646	3,908
Net Investment Income (Loss)	342,111	(38,152)	(203)	(26,172)	3,722

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	27,035,302	1,866,519	(200,354)	11,269,999	100,067
Foreign Currency	—	(13,916)	—	(865)	(544)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	37,652,851	1,481,139	265,355	(9,803,607)	(114,308)
Foreign Currency	—	50	5	(43)	10
Net Realized and Unrealized Gain (Loss)	64,688,153	3,333,792	65,006	1,465,484	(14,775)

Net Increase (Decrease) in Net Assets Resulting from Operations	$65,030,264	$3,295,640	$64,803	$1,439,312	$(11,053)

(a)     Fund commenced operations on November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Amplify BlackSwan ISWN ETF(a)
Investment Income:
Interest Income	$51,406
Securities Lending Income	—
Total Investment Income	51,406

Expenses:
Advisory Fees	37,023
Total Expenses	37,023
Net Expenses	37,023
Net Investment Income (Loss)	14,383

Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(7,827)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(276,612)
Net Realized and Unrealized Gain (Loss)	(284,439)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(270,056)

(a)     Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify High Income ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$11,094,238	$13,935,321
Net Realized Gain (Loss) on Investments	(8,338,598)	(1,099,924)
Capital Gain Distributions from Underlying Closed End Funds	64,766	1,390,533
Net Change in Unrealized Appreciation/Depreciation on Investments	59,839,826	(42,467,094)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,660,232	(28,241,164)

Distributions to Shareholders:
Dividends and Distributions	(14,430,000)	(14,936,155)
Return of Capital	—	(8,398,167)
Total Distributions	(14,430,000)	(23,334,322)

Capital Share Transactions:
Subscriptions	131,159,365	62,258,910
Redemptions	(830,225)	(24,867,355)
Transaction Fees (Note 1)	81	325
Increase (Decrease) in Net Assets from Capital Share Transactions	130,329,221	37,391,880

Total Increase (Decrease) in Net Assets	178,559,453	(14,183,606)

Net Assets:
Beginning of Period	222,820,052	237,003,658
End of Period	$401,379,505	$222,820,052

Share Transactions:
Subscriptions	7,900,000	3,900,000
Redemptions	(50,000)	(1,750,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	7,850,000	2,150,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Online Retail ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,849,913	$3,815,416
Net Realized Gain on Investments and Foreign Currency	199,764,931	55,142,426
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	232,714,710	209,496,649
Net Increase in Net Assets Resulting from Operations	434,329,554	268,454,491

Distributions to Shareholders:
Dividends and Distributions	(7,766,866)	(732,203)
Total Distributions	(7,766,866)	(732,203)

Capital Share Transactions:
Subscriptions	500,196,750	618,618,455
Redemptions	(369,578,375)	(155,200,420)
Transaction Fees (Note 1)	365	—
Increase (Decrease) in Net Assets from Capital Share Transactions	130,618,740	463,418,035

Total Increase (Decrease) in Net Assets	557,181,428	731,140,323

Net Assets:
Beginning of Period	971,145,504	240,005,181
End of Period	$1,528,326,932	$971,145,504

Share Transactions:
Subscriptions	4,400,000	8,200,000
Redemptions	(3,150,000)	(2,200,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,250,000	6,000,000
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CWP Enhanced Dividend Income ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$1,594,483	$662,292
Net Realized Gain on Investments and Options Written	7,556,773	931,911
Net Change in Unrealized Appreciation/Depreciation on Investments and Options Written	33,279,043	(1,732,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	42,430,299	(138,755)

Distributions to Shareholders:
Dividends and Distributions	(6,973,209)	(1,242,172)
Return of Capital	—	(1,835,660)
Total Distributions	(6,973,209)	(3,077,832)

Capital Share Transactions:
Subscriptions	270,891,975	96,408,995
Redemptions	(3,333,540)	(7,810,200)
Increase in Net Assets from Capital Share Transactions	267,558,435	88,598,795

Total Increase in Net Assets	303,015,525	85,382,208

Net Assets:
Beginning of Period	106,667,823	21,285,615
End of Period	$409,683,348	$106,667,823

Share Transactions:
Subscriptions	8,100,000	3,200,000
Redemptions	(100,000)	(250,000)
Net Increase in Shares Outstanding from Share Transactions	8,000,000	2,950,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Transformational Data Sharing ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$3,977,284	$840,071
Net Realized Loss on Investments and Foreign Currency	141,097,144	(3,948,372)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	149,484,670	34,528,155
Net Increase in Net Assets Resulting from Operations	294,559,098	31,419,854

Distributions to Shareholders:
Dividends and Distributions	(6,448,385)	(2,023,741)
Total Distributions	(6,448,385)	(2,023,741)

Capital Share Transactions:
Subscriptions	1,165,654,500	21,052,480
Redemptions	(240,078,465)	(17,050,305)
Transaction Fees (Note 1)	137,449	37,821
Increase (Decrease) in Net Assets from Capital Share Transactions	925,713,484	4,039,996

Total Increase (Decrease) in Net Assets	1,213,824,197	33,436,109

Net Assets:
Beginning of Period	132,704,825	99,268,716
End of Period	$1,346,529,022	$132,704,825

Share Transactions:
Subscriptions	25,000,000	850,000
Redemptions	(4,950,000)	(950,000)
Net Decrease in Shares Outstanding from Share Transactions	20,050,000	(100,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Lithium & Battery Technology ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$423,182	$86,973
Net Realized Loss on Investments and Foreign Currency	4,161,924	(2,180,602)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(5,788,069)	2,407,462
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,202,963)	313,833

Distributions to Shareholders:
Dividends and Distributions	(87,235)	(158,755)
Total Distributions	(87,235)	(158,755)

Capital Share Transactions:
Subscriptions	168,447,670	7,562,990
Redemptions	(13,431,400)	(2,749,750)
Transaction Fees (Note 1)	184,138	11,355
Increase (Decrease) in Net Assets from Capital Share Transactions	155,200,408	4,824,595

Total Increase (Decrease) in Net Assets	153,910,210	4,979,673

Net Assets:
Beginning of Period	9,746,976	4,767,303
End of Period	$163,657,186	$9,746,976

Share Transactions:
Subscriptions	10,150,000	700,000
Redemptions	(800,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	9,350,000	450,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify BlackSwan Growth & Treasury Core ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income	$342,111	$1,343,601
Net Realized Gain on Investments	27,035,302	19,256,613
Net Change in Unrealized Appreciation/Depreciation on Investments	37,652,851	(3,551,248)
Net Increase in Net Assets Resulting from Operations	65,030,264	17,048,966

Distributions to Shareholders:
Dividends and Distributions	(10,151,310)	(4,804,059)
Total Distributions	(10,151,310)	(4,804,059)

Capital Share Transactions:
Subscriptions	139,311,919	832,147,600
Redemptions	(101,967,623)	(283,461,565)
Transaction Fees (Note 1)	—	1,888
Increase in Net Assets from Capital Share Transactions	37,344,296	548,687,923

Total Increase in Net Assets	92,223,250	560,932,830

Net Assets:
Beginning of Period	685,231,367	124,298,537
End of Period	$777,454,617	$685,231,367

Share Transactions:
Subscriptions	4,270,000	27,300,000
Redemptions	(3,140,000)	(9,450,000)
Net Increase in Shares Outstanding from Share Transactions	1,130,000	17,850,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify International Online Retail ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(38,152)	$(9,636)
Net Realized Gain on Investments and Foreign Currency	1,852,603	858,594
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	1,481,189	1,500,052
Net Increase in Net Assets Resulting from Operations	3,295,640	2,349,010

Distributions to Shareholders:
Dividends and Distributions	—	(3,649)
Total Distributions	—	(3,649)

Capital Share Transactions:
Subscriptions	17,141,645	8,040,575
Redemptions	(2,655,460)	(2,006,903)
Transaction Fees (Note 1)	6,327	2,278
Increase in Net Assets from Capital Share Transactions	14,492,512	6,035,950

Total Increase in Net Assets	17,788,152	8,381,311

Net Assets:
Beginning of Period	10,385,865	2,004,554
End of Period	$28,174,017	$10,385,865

Share Transactions:
Subscriptions	325,000	225,000
Redemptions	(50,000)	(50,000)
Net Increase in Shares Outstanding from Share Transactions	275,000	175,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify CrowdBureau Online Lending and Digital Banking ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Loss	$(203)	$(2,025)
Net Realized Loss on Investments	(200,354)	(354,503)
Net Change in Unrealized Appreciation/Depreciation on Investments	265,360	37,908
Net Decrease in Net Assets Resulting from Operations	64,803	(318,620)

Distributions to Shareholders:
Dividends and Distributions	—	(49,047)
Total Distributions	—	(49,047)

Capital Share Transactions:
Subscriptions	779,145	—
Redemptions	—	(301,323)
Increase (Decrease) in Net Assets from Capital Share Transactions	779,145	(301,323)

Total Increase (Decrease) in Net Assets	843,948	(668,990)

Net Assets:
Beginning of Period	330,256	999,246
End of Period	$1,174,204	$330,256

Share Transactions:
Subscriptions	50,000	—
Redemptions	—	(25,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(25,000)

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

	Amplify Seymour Cannabis ETF
	Six-Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
Operations:
Net Investment Income (Loss)	$(26,172)	$142,026
Net Realized Loss on Investments and Foreign Currency	11,269,134	(2,022,490)
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(9,803,650)	521,916
Net Decrease in Net Assets Resulting from Operations	1,439,312	(1,358,548)

Distributions to Shareholders:
Dividends and Distributions	(151,546)	(27,000)
Total Distributions	(151,546)	(27,000)

Capital Share Transactions:
Subscriptions	167,743,415	2,418,214
Redemptions	(28,814,980)	—
Transaction Fees (Note 1)	—	5
Increase in Net Assets from Capital Share Transactions	138,928,435	2,418,219

Total Increase in Net Assets	140,216,201	1,032,671

Net Assets:
Beginning of Period	6,497,235	5,464,564
End of Period	$146,713,436	$6,497,235

Share Transactions:
Subscriptions	5,900,000	200,000
Redemptions	(950,000)	—
Net Increase in Shares Outstanding from Share Transactions	4,950,000	200,000

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

Amplify Pure Junior Gold Miners ETF
Period Ended April 30, 2021 (Unaudited)(a)
Operations:
Net Investment Income (Loss)	$3,722
Net Realized Loss on Investments and Foreign Currency	99,523
Net Change in Unrealized Appreciation/Depreciation on Investments and Foreign Currency	(114,298)
Net Decrease in Net Assets Resulting from Operations	(11,053)

Capital Share Transactions:
Subscriptions	3,208,180
Redemptions	(663,360)
Increase in Net Assets from Capital Share Transactions	2,544,820

Total Increase in Net Assets	2,533,767

Net Assets:
Beginning of Period	—
End of Period	$2,533,767

Share Transactions:
Subscriptions	125,000
Redemptions	(25,000)
Net Increase in Shares Outstanding from Share Transactions	100,000

(a)     The Fund commenced operations on November 30, 2020.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Statements of Changes in Net Assets

Amplify BlackSwan ISWN ETF
Period Ended April 30, 2021 (Unaudited)
Operations:
Net Investment Income	$14,383
Net Realized Gain on Investments	(7,827)
Net Change in Unrealized Appreciation/Depreciation on Investments	(276,612)
Net Increase in Net Assets Resulting from Operations	(270,056)

Distributions to Shareholders:
Dividends and Distributions	(8,485)
Total Distributions	(8,485)

Capital Share Transactions:
Subscriptions	33,014,025
Redemptions	(1,245,610)
Increase in Net Assets from Capital Share Transactions	31,768,415

Total Increase in Net Assets	31,489,874

Net Assets:
Beginning of Period	—
End of Period	$31,489,874

Share Transactions:
Subscriptions	1,325,000
Redemptions	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,275,000

(a)     The Fund commenced operations on January 25, 2021.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify High Income ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(a)		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net Asset Value, Beginning of Year/Period	$14.28		$17.62	$16.09		$19.49	$18.55	$17.84
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.62		0.97	0.86		1.13	1.22	1.22
Net Realized and Unrealized Gain (Loss)(c)	3.00		(2.69)	1.97		(2.97)	1.31	1.41
Total from Investment Operations	3.62		(1.72)	2.83		(1.84)	2.53	2.63

Distributions to Shareholders
Net Investment Income	(0.78)		(1.03)	(0.87)		(1.13)	(1.20)	(1.20)
Return of Capital	—		(0.59)	(0.43)		(0.43)	(0.39)	(0.72)
Total from Distributions	(0.78)		(1.62)	(1.30)		(1.56)	(1.59)	(1.92)

Capital Share Transactions
Transaction Fees	0.00	(i)	0.00 (i)	—		—	—	—

Net Asset Value, End of Year/Period	$17.12		$14.28	$17.62		$16.09	$19.49	$18.55

Total Return on Net Asset Value(d)	25.70	%(h)	-9.84%	17.86	%(h)	-9.97%	14.03%	15.42%

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$401,380		$222,820	$237,004		$174,526	$222,223	$117,817
Ratio of Expenses to Average Net Assets	0.50	%(f)	0.50%	0.50	%(f)	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets(e)	7.70	%(f)	6.29%	5.93	%(f)	6.19%	6.27%	6.62%
Portfolio Turnover(g)	39	%(h)	43%	28	%(h)	40%	34%	17%

(a)     For the period January 1, 2019 to October 1, 2019. See Note 1 to the Financial Statements.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     These ratios exclude the impact of expenses of underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying closed-end investment companies in which the Fund invests.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Less than $0.005.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017		Period Ended October 31, 2016(a)
Net Asset Value, Beginning of Year/Period	$88.69		$48.49	$43.86	$37.41	$27.18		$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	0.15		0.58	0.16	(0.17)	(0.13)		(0.05)
Net Realized and Unrealized Gain(c)	37.05		39.77	4.47	6.62	10.36	(d)	2.23
Total from Investment Operations	37.20		40.35	4.63	6.45	10.23		2.18

Distributions to Shareholders
Net Investment Income	(0.62)		(0.15)	—	—	—		—
Total from Distributions	(0.62)		(0.15)	—	—	—		—

Capital Share Transactions
Transaction Fees	0.00	(e)	—	—	—	—		—

Net Asset Value, End of Year/Period	$125.27		$88.69	$48.49	$43.86	$37.41		$27.18

Total Return on Net Asset Value(f)	42.01	%(j)	83.46%	10.54%	17.25%	37.64	%(g)	8.71	%(j)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$1,528,327		$971,146	$240,005	$370,632	$108,482		$4,077
Ratio of Expenses to Average Net Assets	0.65	%(h)	0.65%	0.65%	0.65%	0.65%		0.65	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24	%(h)	0.82%	0.33%	-0.35%	-0.38%		-0.34	%(h)
Portfolio Turnover(i)	16	%(j)	28%	36%	17%	11%		8	%(j)

(a)     The Fund commenced operations on April 19, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.01 gain derived from a payment from affiliate.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Before payment from affiliate for the loss resulting from a trade error, the total return for the period would have been 37.63%.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

(j)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CWP Enhanced Dividend Income ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017(a)
Net Asset Value, Beginning of Year/Period	$29.22		$30.41	$28.51	$27.54	$25.00
Income from Investment Operations:
Net Investment Income(b)	0.23		0.48	0.58	0.45	0.39
Net Realized and Unrealized Gain(c)	6.63		0.79	2.93	2.02	2.92
Total from Investment Operations	6.86		1.27	3.51	2.47	3.31

Distributions to Shareholders
Net Investment Income	(0.91)		(0.27)	(1.61)	(1.29)	(0.57)
Net Realized Gains	—		(0.86)	—	—	—
Return of Capital	—		(1.33)	—	(0.21)	(0.20)
Total from Distributions	(0.91)		(2.46)	(1.61)	(1.50)	(0.77)

Net Asset Value, End of Year/Period	$35.17		$29.22	$30.41	$28.51	$27.54

Total Return on Net Asset Value(d)	23.65	%(g)	4.40%	12.63%	9.12%	13.40	%(g)

Supplemental Data:
Net Assets, End of Year/Period (000’s)	$409,683		$106,668	$21,286	$15,680	$11,016
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.76	%(e)	0.95%	0.95%	0.95%	N/A
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.52	%(e)	0.49%	0.49%	0.94%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.14	%(e)	1.16%	1.50%	1.53%	N/A
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.38	%(e)	1.62%	1.96%	1.54%	1.67	%(e)
Portfolio Turnover(f)	44	%(g)	86%	115%	151%	187	%(g)

(a)     The Fund commenced operations on December 13, 2016.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Excludes the impact of in-kind transactions.

(g)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Transformational Data Sharing ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$24.80		$18.21	$17.45	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.26		0.17	0.23	0.14
Net Realized and Unrealized Gain (Loss)(c)	28.60		6.80	0.71	(2.69	)(d)
Total from Investment Operations	28.86		6.97	0.94	(2.55)

Distributions to Shareholders
Net Investment Income	(0.66)		(0.39)	(0.19)	—
Total from Distributions	(0.66)		(0.39)	(0.19)	—

Capital Share Transactions
Transaction Fees	0.01		0.01	0.01	0.00	(e)

Net Asset Value, End of Year/Period	$53.01		$24.80	$18.21	$17.45

Total Return on Net Asset Value(f)	117.87	%(j)	38.97%	5.72%	-12.74	%(g)(j)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,346,529		$132,705	$99,269	$131,762
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	0.78	%(h)	0.90%	0.90%	0.90	%(h)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.70	%(h)	0.70%	0.70%	0.70	%(h)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	1.03	%(h)	0.65%	1.15%	0.68	%(h)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.12	%(h)	0.85%	1.35%	0.88	%(h)
Portfolio Turnover(i)	26	%(j)	44%	35%	44	%(j)

(a)     The Fund commenced operations on January 16, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -12.74%.

(h)    Annualized.

(i)     Excludes the impact of in-kind transactions.

(j)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Lithium & Battery Technology ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Year Ended October 31, 2019	Period Ended October 31, 2018(a)
Net Asset Value, Beginning of Year/Period	$10.83		$10.59	$12.87	$20.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.08		0.16	0.29	0.13
Net Realized and Unrealized Gain (Loss)(c)	5.05		0.41	(2.48)	(7.27	)(d)
Total from Investment Operations	5.13		0.57	(2.19)	(7.14)

Distributions to Shareholders
Net Investment Income	(0.03)		(0.35)	(0.10)	—
Total from Distributions	(0.03)		(0.35)	(0.10)	—

Capital Share Transactions
Transaction Fees	0.04		0.02	0.01	0.01

Net Asset Value, End of Year/Period	$15.97		$10.83	$10.59	$12.87

Total Return on Net Asset Value(e)	47.75	%(i)	5.56%	-16.96%	-35.65	%(f)(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$163,657		$9,747	$4,767	$6,435
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived)	N/A	(g)	0.89%	0.92%	0.92	%(g)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived)	0.59	%(g)	0.71%	0.72%	0.72	%(g)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	N/A	(g)	1.42%	2.23%	1.82	%(g)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	1.06	%(g)	1.60%	2.43%	2.02	%(g)
Portfolio Turnover(h)	107	%(i)	131%	61%	12	%(i)

(a)     The Fund commenced operations on June 4, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been -35.65%.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan Growth & Treasury Core ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$30.87		$28.57		$25.00
Income from Investment Operations:
Net Investment Income(b)	0.01		0.12		0.43
Net Realized and Unrealized Gain(c)	2.87		3.05	(d)	3.52
Total from Investment Operations	2.88		3.17		3.95

Distributions to Shareholders
Net Investment Income	(0.01)		(0.19)		(0.38)
Net Realized Gains	(0.42)		(0.68)		—
Total from Distributions	(0.43)		(0.87)		(0.38)

Capital Share Transactions
Transaction Fees	—		0.00	(e)	—

Net Asset Value, End of Period	$33.32		$30.87		$28.57

Total Return on Net Asset Value(f)	9.39	%(i)	11.29	%(j)	15.94	%(i)

Supplemental Data:
Net Assets, End of Period (000’s)	$777,455		$685,231		$124,299
Ratio of Expenses to Average Net Assets	0.49	%(g)	0.49%		0.49	%(g)
Ratio of Net Investment Income to Average Net Assets	0.09	%(g)	0.40%		1.64	%(g)
Portfolio Turnover(h)	107	%(i)	162%		154	%(i)

(a)     The Fund commenced operations on November 5, 2018.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a less than $0.01 gain per share derived from payment from an affiliate. See Note 5.

(e)     Less than $0.005.

(f)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(g)    Annualized.

(h)    Excludes the impact of in-kind transactions.

(i)     Not Annualized.

(j)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 11.29%. See Note 5.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify International Online Retail ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020		Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$41.54		$26.73		$25.00
Income (Loss) from Investment Operations:
Net Investment Loss(b)	(0.09)		(0.07)		(0.07)
Net Realized and Unrealized Gain(c)	12.20		14.92	(d)	1.79
Total from Investment Operations	12.11		14.85		1.72

Distributions to Shareholders
Net Investment Income	—		(0.05)		—
Total from Distributions	—		(0.05)		—

Capital Share Transactions
Transaction Fees	0.01		0.01		0.01

Net Asset Value, End of Period	$53.66		$41.54		$26.73

Total Return on Net Asset Value(e)	29.18	%(h)	55.70	%(i)	6.91	%(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$28,174		$10,386		$2,005
Ratio of Expenses to Average Net Assets	0.69	%(f)	0.69%		0.69	%(f)
Ratio of Net Investment Loss to Average Net Assets	-0.34	%(f)	-0.21%		-0.34	%(f)
Portfolio Turnover(g)	35	%(h)	83%		64	%(h)

(a)     The Fund commenced operations on January 29, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Includes a $0.06 gain derived from a payment from affiliate.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

(i)     Before payment from affiliate for the loss resulting from trade error, the total return for the period would have been 55.47%. See Note 5.
The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify CrowdBureau Online Lending and Digital Banking ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$13.21		$19.98	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(b)	—	(d)	(0.04)	(0.06)
Net Realized and Unrealized Loss(c)	2.45		(5.75)	(4.96)
Total from Investment Operations	2.45		(5.79)	(5.02)

Distributions to Shareholders
Net Investment Income	—		(0.98)	—
Total from Distributions	—		(0.98)	—

Net Asset Value, End of Period	$15.66		$13.21	$19.98

Total Return on Net Asset Value(e)	18.63	%(h)	-30.30%	-20.06	%(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$1,174		$330	$999
Ratio of Expenses to Average Net Assets	0.65	%(f)	0.65%	0.65	%(f)
Ratio of Net Investment Loss to Average Net Assets	-0.05	%(f)	-0.29%	-0.57	%(f)
Portfolio Turnover(g)	45	%(h)	55%	34	%(h)

(a)     The Fund commenced operations on May 8, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Less than $0.005.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Seymour Cannabis ETF

Financial Highlights

	Six-Months Ended April 30, 2021 (Unaudited)		Year Ended October 31, 2020	Period Ended October 31, 2019(a)
Net Asset Value, Beginning of Period	$11.81		$15.61	$24.71
Income (Loss) from Investment Operations:
Net Investment Income Loss(b)	(0.01)		0.31	—	(c)
Net Realized and Unrealized Loss(d)	14.98		(4.03)	(9.10)
Total from Investment Operations	14.97		(3.72)	(9.10)

Distributions to Shareholders
Net Investment Income	(0.10)		(0.08)	—
Total from Distributions	(0.10)		(0.08)	—

Capital Share Transactions
Transaction Fees	0.00	(c)	0.00 (c)	—

Net Asset Value, End of Period	$26.68		$11.81	$15.61

Total Return on Net Asset Value(e)	127.10	%(h)	-24.94%	-37.28	%(h)

Supplemental Data:
Net Assets, End of Period (000’s)	$146,713		$6,497	$5,465
Ratio of Expenses to Average Net Assets (Before Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.97	%(f)	5.61%	6.14	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed)	0.75	%(f)	2.22%	5.73	%(f)
Ratio of Expenses to Average Net Assets (After Advisory Fees Waived/Reimbursed & Securities Lending Credit)	0.75	%(f)	0.75%	0.75	%(f)
Ratio of Net Investment Income to Average Net Assets (Before Advisory Fees Waived)	-0.28	%(f)	-1.93%	6.14	%(f)
Ratio of Net Investment Income to Average Net Assets (After Advisory Fees Waived)	-0.07	%(f)	2.93%	-0.10	%(f)
Portfolio Turnover(g)	156	%(h)	64%	23	%(h)

(a)     The Fund commenced operations on July 22, 2019.

(b)    Calculated based on average shares outstanding during the period.

(c)     Less than $0.005.

(d)    Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(e)     Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(f)     Annualized.

(g)    Excludes the impact of in-kind transactions.

(h)    Not Annualized.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify Pure Junior Gold Miners ETF

Financial Highlights

	Period Ended April 30, 2021 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.05
Net Realized and Unrealized Gain (Loss)(c)	0.29
Total from Investment Operations	0.34

Net Asset Value, End of Year/Period	$25.34

Total Return on Net Asset Value(d)	1.35	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$2,534
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.47	%(e)
Portfolio Turnover(g)	25	%(f)

(a)     The Fund commenced operations on November 30, 2020.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Amplify BlackSwan ISWN ETF

Financial Highlights

	Period Ended April 30, 2021 (Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.01
Net Realized and Unrealized Gain (Loss)(c)	(0.30)
Total from Investment Operations	(0.29)

Distributions to Shareholders
Net Investment Income	(0.01)
Total from Distributions	(0.01)

Net Asset Value, End of Year/Period	$24.70

Total Return on Net Asset Value(d)	-1.18	%(f)

Supplemental Data:
Net Assets, End of Period (000’s)	$31,490
Ratio of Expenses to Average Net Assets	0.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.19	%(e)
Portfolio Turnover(g)	6	%(f)

(a)     The Fund commenced operations on January 25, 2021.

(b)    Calculated based on average shares outstanding during the period.

(c)     Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(d)    Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(e)     Annualized.

(f)     Not Annualized.

(g)    Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited)

1.    ORGANIZATION

Amplify ETF Trust (the “Trust”) was organized as a Massachusetts business trust on January 6, 2015, and is authorized to issue an unlimited number of shares in one or more series of funds. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of three diversified funds, Amplify High Income ETF (“YYY”), Amplify Online Retail ETF (“IBUY”) and Amplify Transformational Data Sharing ETF (“BLOK”) and eight non-diversified funds, Amplify CWP Enhanced Dividend Income ETF (“DIVO”), Amplify Lithium & Battery Technology ETF (formerly Amplify Advanced Battery Metals and Materials ETF) (“BATT”), Amplify BlackSwan Growth & Treasury Core ETF (“SWAN”), Amplify International Online Retail ETF (“XBUY”), Amplify CrowdBureau® Online Lending and Digital Banking ETF (formerly Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF) (“LEND”), Amplify Seymour Cannabis ETF (“CNBS”), Amplify Pure Junior Gold Miners ETF (“JGLD”) and Amplify BlackSwan ISWN ETF (“ISWN”) (each a “Fund” and collectively the “Funds”). Each Fund represents a beneficial interest in a separate portfolio of securities and other assets, with their own investment objectives and policies.

The investment objective of YYY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High IncomeTM Index. YYY commenced operations on June 11, 2012. The investment objective of IBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Online Retail Index. IBUY commenced operations on April 19, 2016. The investment objective of DIVO is to seek to provide current income as its primary objective and to provide capital appreciation as its secondary objective. DIVO commenced operations on December 13, 2016. The investment objective of BLOK is to seek to provide investors with total return. BLOK commenced operations on January 16, 2018. The investment objective of BATT is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Lithium & Battery Technology Index. BATT commenced operations on June 4, 2018. The investment objective of SWAN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan Core Index. SWAN commenced operations on November 5, 2018. The investment objective of XBUY is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM International Ecommerce Index. XBUY commenced operations on January 29, 2019. The investment objective of LEND is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the CrowdBureau® P2P Online Lending and Digital Banking Index. LEND commenced operations on May 8, 2019. The investment objective of CNBS is to seek to provide investors capital appreciation. CNBS commenced operations on July 22, 2019. The investment objective of JGLD is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the EQM Pure Junior Gold Miners Index. JGLD commenced operations on November 30, 2020. The investment objective of ISWN is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S-Network BlackSwan International Index. ISWN commenced operations on January 25, 2021.

YYY is the successor in interest to YieldShares High Income ETF (the “Predecessor Fund”) having the same investment objective that was included as a series of another investment company, Exchange Traded Concept Trust, and that was also sub-advised by YYY’s investment adviser, Amplify Investments LLC (the “Adviser”). On September 20, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into Amplify High Income ETF, and effective as of the close of business on October 4, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of Amplify High Income ETF. For financial reporting purposes, assets received and shares issued by YYY were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of YYY’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by Amplify High Income ETF in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was December 31. The reporting period ended October 31, 2019 for YYY is January 1, 2019 through October 31, 2019. Operations prior to October 7, 2019 were for the Predecessor Fund. The net assets were $234,897,880, including ($609,488) of net unrealized depreciation, ($2,042,721) of undistributed (accumulated) net investment income, and ($18,389,887) of undistributed (accumulated) net realized loss and shares outstanding were 13,300,000, all of which were transferred into the Trust at NAV at the close of business on October 4, 2019.

The primary purpose of the reorganization was to move the existing Fund from its existing trust to another trust, which the Adviser believed would allow the Fund to become part of a series of a stable fund family with a consistent Adviser across all funds in the Trust. Shareholders are expected to benefit accordingly and to enjoy an improvement in the level and quality of services provided to them and the Fund.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

The Funds list and principally trade their shares on the New York Stock Exchange Arca (“NYSE”) (“Exchange”). Shares of the Funds trade on the Exchange at market prices that may be below, at, or above the Funds’ net asset value (“NAV”). YYY, IBUY, DIVO, BLOK, BATT, CNBS will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.” SWAN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 10,000 shares. XBUY, LEND, JGLD, and ISWN will issue and redeem shares on a continuous basis at NAV only in creation units of, typically 25,000 shares. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (“the Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to CNBS and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of CNBS will be issued to such authorized participant notwithstanding the fact that CNBS deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible, which undertaking shall be secured by such authorized participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars immediately available funds having a value (marked to market daily) at least equal to 105% of the value of the missing deposit securities.

Each Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A purchase or redemption (i.e. creation or redemption) transaction fee of $500 is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units for YYY, IBUY, DIVO, BLOK, and CNBS. A purchase or redemption transaction fee of $1,000 is imposed for BATT. A purchase or redemption transaction fee of $250 is imposed for SWAN, LEND, and ISWN. A purchase or redemption transaction fee of $750 is imposed for XBUY and JGLD. The Funds may issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. All shares of the Funds have equal rights and privileges.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

SECURITY VALUATION

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

The valuation techniques used by the Funds to measure fair value for the period ended April 30, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended April 30, 2021, there have been no significant changes to the Funds’ fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities will be valued at the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no current market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of April 30, 2021:

Category	YYY	IBUY	DIVO	BLOK	BATT
Investments in Securities
Assets
Level 1
Investment Companies	$397,678,635	$—	$—	$—	$—
Common Stocks	—	1,527,326,383	373,779,153	1,322,407,282	162,225,507
Money Market Funds	2,272,486	1,760,645	—	20,368,805	1,285,033
Investments Purchased with Proceeds from Securities Lending	681,100	39,863,669	—	219,799,560	25,063,738
Total Level 1	400,632,221	1,568,950,697	373,779,153	1,562,575,647	188,574,278
Level 2
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Common Stocks	—	—	—	—	0
Total Level 3	—	—	—	—	0
Total	$400,632,221	$1,568,950,697	$373,779,153	$1,562,575,647	$188,574,278
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$—	$—	$94,350	$—	$—
Total Level 1	—	—	94,350	—	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$94,350	$—	$—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

Category	SWAN	XBUY	LEND	CNBS	JGLD
Investments in Securities
Assets
Level 1
Common Stocks	$—	$28,132,623	$1,173,148	$116,972,452	$2,511,265
Money Market Funds	1,154,290	39,187	857	8,800,000	10,921
Purchased Options	153,983,498	—	—	—	—
U.S. Government Notes/Bonds	621,804,661	—	—	—	—
Investments Purchased with Proceeds from Securities Lending	—	4,175,084	112,186	—	—
Total Level 1	776,942,449	32,346,894	1,286,191	125,772,452	2,522,186
Level 2
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$776,942,449	$32,346,894	$1,286,191	$125,772,452	$2,522,186
Category	SWAN	XBUY	LEND	CNBS	JGLD
Other Financial Instruments(a)
Liabilities
Level 1
Total Return Swaps	$—	$—	$—	$0	$—
Total Level 1	—	—	—	0	—
Level 2	—	—	—	—	—
Total Level 2	—	—	—	—	—
Level 3	—	—	—	—	—
Total Level 3	—	—	—	—	—
Total	$—	$—	$—	$0	$—
Category	ISWN
Investments in Securities
Assets
Level 1
Money Market Funds	$22,874
Purchased Options	5,837,755
U.S. Government Notes/Bonds	25,599,487
Total Level 1	31,460,116
Level 2
Total Level 2	—
Level 3	—
Total Level 3	—
Total	$31,460,116

See the Schedules of Investments for further disaggregation of investment categories.

(a)          Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written and total return swap agreements, which are reflected at value.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

For the period ended April 30, 2021, there were no transfers into or out of Level 3 for the Funds, except in BATT. Below is a reconciliation of securities in Level 3 for The Fund.

BATT	Balance as of 10/31/2020	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Transfers In/ Out of Level 3	Balance as of 04/30/2021	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 04/30/2021
Common Stocks	$—	$(241,385)	$—	$—	$(241,385)	$—	$—	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT	Fair Value as of 04/30/2021	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input(a)
Common Stocks	$—	Proration of Share Price	Corporate Action Details	0.00 AUD

(a)          Table presents information for one security, which is valued at $0.00 each as of April 30, 2021.

OPTION WRITING

DIVO will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options. A call option written (sold) by DIVO will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from DIVO. A premium is the income received by an investor who sells or writes an option contract to another party. DIVO seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the equity securities in the portfolio. Specifically, DIVO seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation. Unlike a systematic covered call program, DIVO is not obligated to continuously cover each individual equity position. When one of the underlying stocks demonstrates strength or an increase in implied volatility, DIVO identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

When DIVO writes an option, an amount equal to the premium received by DIVO is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by DIVO on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether DIVO has realized a gain or loss. DIVO, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, DIVO used written covered call options in a manner consistent with the strategy described above.

SWAN and ISWN’s investments in options contracts will primarily be long-term equity anticipation securities known as LEAP Options. LEAP Options are long-term exchange-traded call options that allow holders the opportunity to participate in the underlying securities’ appreciation in excess of a specified strike price without receiving payments equivalent to any cash dividends declared on the underlying securities. A holder of a LEAP Option will be entitled to receive a specified number of shares of the underlying stock upon payment of the exercise price, and therefore the LEAP Option will be exercisable at any time the price of the underlying stock is above the strike price. However, if at expiration the price of the underlying stock is at or below the strike price, the LEAP Option will expire and be worthless.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

SWAP AGREEMENTS

CNBS may enter into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to market value of a total return swap appreciates to the benefit of a Fund and exceeds certain contractual thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of a total return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s net asset value.

The value of derivative instruments on the Statements of Assets and Liabilities for DIVO, SWAN, CNBS, and ISWN as of April 30, 2021 is as follows:

DIVO

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2021

	Liability Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Options written, at value	$94,350

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Written	Derivatives	Options Written
Equity Contracts	$1,674,964	Equity Contracts	$80,071

SWAN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$153,983,499

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$31,102,222	Equity Contracts	$69,528,257

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

CNBS

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2021

	Liability Derivatives
Derivatives	Location	Value
Swaps	Payable to Broker for Swaps	$14,700,000

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021 is as follows:

Amount of Realized Gain on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Swaps Executed	Derivatives	Swaps Executed
Swaps	$0	Swaps	$0

ISWN

Statement of Assets and Liabilities - Values of Derivative Instruments as of April 30, 2021

	Asset Derivatives
Derivatives	Location	Value
Equity Contracts - Options	Investments, at Value	$5,837,755

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021 is as follows:

Amount of Realized Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives	Options Purchased	Derivatives	Options Purchased
Equity Contracts	$(159)	Equity Contracts	$718,401

The average monthly value of options written in DIVO during the period ended April 30, 2021 was $(264,513). The average monthly value of options purchased in SWAN during the period ended April 30, 2021 was $123,275,067. The average monthly value of swaps executed in CNBS during the period ended April 30, 2021 was $(5,058,408). The average monthly value of options purchased in ISWN during the period ended April 30, 2021 was $4,877,388.

The effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2021 is as follows:

OFFSETTING ASSETS AND LIABILITIES

DIVO and CNBS are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of Master Netting Arrangement.

SHARE VALUATION

The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Funds is equal to the Funds’ NAV.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (loss) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on foreign currency transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method.

Distributions received from the Fund’s investments in closed-end funds (“CEFs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the CEFs and management’s estimates of such amounts based on historical information. These estimates are adjusted with the tax returns after the actual source of distributions has been disclosed by the CEFs and may differ from the estimated amounts.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually by the Funds. All distributions are recorded on the ex-dividend date.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investments and foreign currency for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings/(accumulated deficit) and paid-in capital, as appropriate, in the period that the differences arise.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect risk of loss to be remote.

ORGANIZATIONAL AND OFFERING COSTS

All organizational costs incurred to establish the Funds were paid by the Adviser and are not subject to reimbursement.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

3.    AGREEMENTS

The Adviser serves as investment adviser to the Funds. Pursuant to an Investment Management Agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust.

Under the Management Agreement, the Funds will pay the following investment advisory fees to the Adviser as compensation for the services rendered, facilities furnished, and expenses paid by it (with the exception of CNBS), including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, but excluding interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 Plan, if any, and extraordinary expenses.

Fund	Annual Rate of Average Daily Net Assets
YYY	0.50%
IBUY	0.65%
DIVO	0.55%
BLOK	0.70%
BATT	0.59%
SWAN	0.49%
XBUY	0.69%
LEND	0.65%
CNBS	0.65%
JGLD	0.49%
ISWN	0.49%

For the period November 1, 2020 to February 28, 2021, DIVO and BLOK were obligated to pay the Adviser 0.95% and 0.90%, respectively at an annual rate of average daily net assets. Effective March 1, 2021, DIVO and BLOK were obligated to pay the Adviser 0.55% and 0.70%, respectively at an annual rate of average daily net assets.

Pursuant to a contractual agreement between the Trust, on behalf of DIVO and BLOK, management fees paid to the Adviser were reduced by 0.46% and 0.20%, respectively from November 1, 2020 to February 28, 2021. This contractual agreement expired on March 1, 2021. For the period ended April 30, 2021, the Adviser’s management fee was reduced by $273,759 and $294,974 in DIVO and BLOK, respectively. The Adviser is not eligible to recoup these amounts.

Prior to February 29, 2020, the Advisor had entered into a contractual agreement (the “Expense Reimbursement and Fee Waiver Agreement”) with the Trust, on behalf of CNBS, under which the Advisor had agreed to waive or reduce its fees and to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’s total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses paid with securities lending offset credits, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS.

Effective February 28, 2021, pursuant to a contractual agreement between the Trust on behalf of CNBS, the Adviser has agreed to waive or reduce its fees to assume other expenses of CNBS, if necessary, in amounts that limit CNBS’ total operating expenses (exclusive of any Rule 12b-1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization, or proxy solicitation, litigation, and other extraordinary expenses) to not more than 0.75% of the average daily net assets of CNBS. For the period ended April 30, 2021, the Adviser’s management fee was reduced by $84,298 and the Advisor paid $15,679 of

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

fund expenses. This contractual agreement will continue until March 1, 2022. The Adviser is entitled to recoup any fees that it waived and/or fund expenses that it paid for a period of three years following such fee waivers and/or expense payments per the Expense Reimbursement and Fee Waiver Agreement as outlined in the schedule below:

Recoupment Expiration	Amount of Recoupment
October 31, 2022	$5,512
October 31, 2023	$164,282
April 30, 2024	$84,298

The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC (“Penserra”) serves as the Sub-Adviser to YYY, IBUY, XBUY, LEND, and CNBS. Toroso Investments, LLC (“Toroso”) serves as the Sub-Adviser to BLOK, BATT, and JGLD. Penserra and Capital Wealth Planning, LLC (“CWP”) serve as the Sub-Advisers to DIVO. ARGI Investment Services, LLC (“ARGI”) and Toroso serve as the Sub-Advisers to SWAN and ISWN (Penserra, together with CWP, Toroso, and ARGI the “Sub-Advisers,” and each, a “Sub-Adviser”). Each Sub-Adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Penserra, CWP, Toroso, and ARGI are paid by the Adviser.

For the period ended April 30, 2021, the Funds paid Penserra Securities, LLC, an affiliate of Penserra, $12,299 for brokerage commissions. U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian, transfer agent and accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. Prior to April 20, 2020, The Nottingham Company served as administrator for CNBS. U.S. Bank N.A. (“USB”), an affiliate of Fund Services, serves as the Funds’ custodian and securities lending agent with the exception of CNBS. Cowen Execution Service, LLC (“Cowen”) serves as the custodian and securities lending agent (together, USB and Cowen are the “Securities Lending Agents”) for CNBS. For the period ended April 30, 2021, CNBS paid Cowen and Company, LLC, an affiliate of Cowen, $208,932 for brokerage commissions.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and Trustees of the Trust are also officers or employees of the Adviser or its affiliates. For their services, the Chief Compliance Officer and the Principal Financial Officer are entitled to receive compensation from CNBS pursuant to their fee arrangements with CNBS.

4.    SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending programs administered by the Securities Lending Agents. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the non-cash and cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

As of April 30, 2021, YYY, IBUY, BLOK, BATT, XBUY, LEND, and CNBS had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agents.

As of April 30, 2021, the values of the securities on loan and payable for collateral due to brokers were as follows:

Fund	Value of Securities on Loan	Payable for Collateral Received
YYY	$658,175	$681,100	(a)
IBUY	$38,851,358	$39,863,669	(a)
DIVO	$—	$—
BLOK	$221,628,889	$219,799,560	(a)
BATT	$23,820,911	$25,063,738	(a)
SWAN	$—	$—
XBUY	$4,019,835	$4,175,084	(a)
LEND	$104,411	$112,186	(a)
CNBS	$17,788,256	$17,913,256	(b)
JGLD	$—	$—
ISWN	$—	$—

(a)          The cash collateral received was invested in the First American Government Obligations Fund as shown on the schedule of investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income and daily liquidity by purchasing U.S. government securities and repurchase agreements collateralized by such ogligations.

(b)         Collateral is maintained with The Bank of New York Mellon (“BNY”) under a Collateral Account Control Agreement between the Fund, BNY, and Cowen.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Fees and interest income earned on collateral investments and recognized by the Funds during the period ended April 30, 2021, were as follows:

Fund	Fees and Interest Earned
YYY	$20,098
IBUY	$292,726
DIVO	$—
BLOK	$3,761,172
BATT	$156,870
SWAN	$—
XBUY	$22,452
LEND	$578
CNBS	$205,669
JGLD	$—
ISWN	$—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

Fees and interest income earned on collateral investments and recognized by the Funds under the securities lending program is reflected in the Funds’ Statements of Operations as securities lending income.

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

5.    INVESTMENT TRANSACTIONS

For the period ended April 30, 2021, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Fund	Purchases	Sales
YYY	$205,098,604	$112,788,390
IBUY	340,081,786	232,865,549
DIVO	247,347,152	95,669,242
BLOK	1,038,440,290	181,053,065
BATT	143,189,193	14,261,620
SWAN	845,325,928	757,560,761
XBUY	11,962,416	8,014,779
LEND	789,161	332,823
CNBS	206,924,337	107,531,697
JGLD	1,659,020	410,645
ISWN	27,358,955	767,076

For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were:

Fund	Purchases	Sales
YYY	$32,431,668	$820,702
IBUY	377,601,754	360,694,154
DIVO	89,050,264	2,994,044
BLOK	254,561,437	212,302,185
BATT	37,765,461	12,506,867
SWAN	—	—
XBUY	13,142,465	2,653,984
LEND	339,346	—
CNBS	37,240,418	27,616,879
JGLD	1,937,941	661,138
ISWN	—	—

There were no purchases or sales of long-term U.S. Government securities by the Funds, except SWAN and ISWN. Included in the amounts for SWAN were $807,127,285 of purchases and $756,909,307 of sales of U.S. Government Securities during the year ended April 30, 2021. Included in the amounts for ISWN were $27,358,955 of purchases and $767,076 of sales of U.S. Government Securities during the year ended April 30, 2021.

During the year ended October 31, 2020, SWAN had a trade error due to incorrect trade instructions. This resulted in a loss to the Fund of $10,038, which was reimbursed to the Fund by an affiliate.

During the year ended October 31, 2020, XBUY had a trade error due to liquidity issues that affected trade execution during a rebalance in the Fund. This resulted in a loss to the Fund of $8,273, which was reimbursed to the Fund by an affiliate.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

6.    FEDERAL INCOME TAXES

As of and during the year ended October 31, 2020, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year/period ended October 31, 2020, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2020, the Funds did not incur any interest or penalties.

The tax composition of distributions paid during the year ended October 31, 2020 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$14,936,155	$—	$8,398,167
IBUY	732,203	—	—
DIVO	597,840	644,332	1,835,660
BLOK	2,023,741	—	—
BATT	158,755	—	—
SWAN	4,804,059	—	—
XBUY	3,649	—	—
LEND	49,047	—	—
CNBS	27,000	—	—

The tax composition of distributions paid during the year/period ended October 31, 2019 for the Funds was as follows:

	Ordinary Income	Capital Gains	Return of Capital
YYY	$10,667,877	$—	$5,445,623
IBUY	—	—	—
DIVO	805,664	226,746	—
BLOK	1,276,455	—	—
BATT	46,593	—	—
SWAN	1,147,229	—	—
XBUY	—	—	—
LEND	—	—	—
CNBS	—	—	—

The Funds intend to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable income and capital gains to shareholders. Therefore, no federal income or excise tax provision has been made.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

The cost basis of investments and distributable earnings (accumulated deficit) for federal income tax purposes as of October 31, 2020 was as follows:

	YYY	IBUY	DIVO	BLOK	BATT
	Investments	Investments	Investments	Investments	Investments
Tax cost of investments	$272,186,452	$956,411,713	$106,780,990	$111,762,201	$11,399,080
Gross tax unrealized appreciation	3,342,261	239,926,218	4,470,452	40,262,203	445,622
Gross tax unrealized depreciation	(47,110,562)	(65,990,118)	(5,457,308)	(11,303,190)	(1,756,880)
Net tax unrealized appreciation (depreciation)	(43,768,301)	173,936,100	(986,856)	28,959,013	(1,311,258)
Undistributed ordinary income	—	3,057,632	—	6,141,584	37,890
Undistributed long-term capital gain	—	—	—	—	—
Total accumulated gain	—	3,057,632	—	6,141,584	37,890
Other accumulated gain (loss)	(12,735,575)	(23,094,849)	(42,227)	(31,178,324)	(3,223,562)
Distributable earnings/(accumulated deficit)	$(56,503,876)	$153,898,883	$(1,029,083)	$3,922,273	$(4,496,930)
	SWAN	XBUY	LEND	CNBS
	Investments	Investments	Investments	Investments
Tax cost of investments	$683,611,518	$10,125,632	$553,146	$8,656,761
Gross tax unrealized appreciation	12,228,150	2,008,436	14,496	744,171
Gross tax unrealized depreciation	(11,805,812)	(565,015)	(254,224)	(2,955,480)
Net tax unrealized appreciation (depreciation)	422,338	1,443,421	(239,728)	(2,211,309)
Undistributed ordinary income	7,121,285	—	—	116,528
Undistributed long-term capital gain	2,772,209	—	—	—
Total accumulated gain	9,893,494	—	—	116,528
Other accumulated gain (loss)	—	(63,590)	(270,031)	(1,692,408)
Distributable earnings/(accumulated deficit)	$10,315,832	$1,379,831	$(509,759)	$(3,787,189)

The difference between book and tax-basis cost is attributable to the deferral on wash sales and passive foreign investment companies.

At October 31, 2020, the Funds deferred, on a tax basis, late year ordinary losses of:

Late Year Ordinary Loss Deferral
YYY	$—
IBUY	—
DIVO	—
BLOK	—
BATT	—
SWAN	—
XBUY	17,659
LEND	852
CNBS	—

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

At October 31, 2020, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
YYY	$4,974,056	$7,761,520	Unlimited
IBUY	—	23,095,231	Unlimited
DIVO	—	—	—
BLOK	17,419,523	13,761,046	Unlimited
BATT	1,433,396	1,790,022	Unlimited
SWAN	—	—	—
XBUY	46,012	—	Unlimited
LEND	137,780	131,399	Unlimited
CNBS	1,692,442	—	Unlimited

Additionally, U.S. GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemption-in-kind transactions and prior year end adjustments. For the year ended October 31, 2020, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
YYY	$3,337,863	$(3,337,863)
IBUY	(74,765,229)	74,765,229
DIVO	(1,624,315)	1,624,315
BLOK	(847,398)	847,398
BATT	(844,365)	844,365
SWAN	(13,115,952)	13,115,952
XBUY	(1,086,920)	1,086,920
LEND	116,382	(116,382)
CNBS	—	—

During the year ended October 31, 2020, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains (losses) are not taxable to the Funds, and gains are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated deficit) to paid-in capital.

YYY	$(2,337,029)
IBUY	74,765,229
DIVO	1,624,315
BLOK	847,398
BATT	844,365
SWAN	13,115,952
XBUY	1,087,632
LEND	(115,575)
CNBS	—

JGLD and ISWN were launched after October 31, 2020, therefore there is not any federal income tax information.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

7.    RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

8.    PRINCIPAL RISKS

BLOCKCHAIN INVESTMENTS RISK (BLOK only)

An investment in companies actively engaged in blockchain technology may be subject to the following risks:

The technology is new and many of its uses may be untested. The mechanics of using distributed ledger technology to transact in other types of assets, such as securities or derivatives, is less clear. There is no assurance that widespread adoption will occur. A lack of expansion in the usage of blockchain technology could adversely affect an investment in the Fund.

Theft, loss or destruction. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user’s account (or “wallet”). The theft, loss or destruction of these keys impairs the value of ownership claims users have over the relevant assets being represented by the ledger (whether “smart contracts,” securities, currency or other digital assets). The theft, loss or destruction of private or public keys needed to transact on a blockchain could also adversely affect a company’s business or operations if it were dependent on the ledger. Competing platforms and technologies. The development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchains.

Cyber security incidents. Cyber security incidents may compromise an issuer, its operations or its business. Cyber security incidents may also specifically target user’s transaction history, digital assets, or identity, thereby leading to privacy concerns. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

Developmental risk. Blockchain technology may never develop optimized transactional processes that lead to realized economic returns for any company in which the Fund invests. Companies that are developing applications of blockchain technology applications may not in fact do so or may not be able to capitalize on those blockchain technologies. The development of new or competing platforms may cause consumers and investors to use alternatives to blockchains.

Intellectual property claims. A proliferation of recent startups attempting to apply blockchain technology in different contexts means the possibility of conflicting intellectual property claims could be a risk to an issuer, its operations or its business. This could also pose a risk to blockchain platforms that permit transactions in digital securities. Regardless of the merit of any intellectual property or other legal action, any threatened action that reduces confidence in the viability of blockchain may adversely affect an investment in the Fund

Lack of liquid markets, and possible manipulation of blockchain-based assets. Digital assets that are represented and trade on a blockchain may not necessarily benefit from viable trading markets. Stock exchanges have listing requirements and vet issuers, and perhaps users. These conditions may not necessarily be replicated on a blockchain, depending on the platform’s controls and other policies. The more lenient a blockchain is about vetting issuers of digital assets or users that transact on the platform, the higher the potential risk for fraud or the manipulation of digital assets. These factors may decrease liquidity or volume or increase volatility of digital securities or other assets trading on a blockchain.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

Lack of regulation. Digital commodities and their associated platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity or even failure. Third party product defects or vulnerabilities. Where blockchain systems are built using third party products, those products may contain technical defects or vulnerabilities beyond a company’s control. Open-source technologies that are used to build a blockchain application, may also introduce defects and vulnerabilities.

Reliance on the Internet. Blockchain functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies and adversely affect the Fund. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response.

BIOTECHNOLOGY COMPANIES RISK (CNBS only)

A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and non-U.S. regulatory authorities.

CANNABIS INDUSTRY RISK (CNBS only)

Companies involved in the cannabis industry face competition, may have limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess or distribute cannabis. Since the use of cannabis is illegal under U.S. federal law, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.

CONCENTRATION RISK (YYY, IBUY, XBUY and LEND only)

To the extent that the Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. The Fund may be susceptible to loss due to adverse occurrences to the extent that the Fund’s investments are concentrated in a particular issuer or issuers, region, market, industry, group of industries, sector or asset class.

COUNTERPARTY RISK (CNBS only)

The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular securities without actually purchasing those securities. The Fund’s use of such financial instruments, including swap arrangements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

COVERED CALL RISK (DIVO only)

Covered call risk is the risk that the Fund will forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. In addition, as the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

FINANCIAL COMPANIES RISK

Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants and blurred distinctions in their fields of business.

FOREIGN INVESTMENT RISK (XBUY only)

Securities issued by Non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of foreign companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

FUND OF FUNDS RISK (YYY only)

Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.

GOLD MINING INDUSTRY RISK (JGLD only)

The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

HEALTH CARE COMPANIES RISK (CNBS only)

Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

INFORMATION TECHNOLOGY COMPANIES RISK (IBUY, BLOK, and BATT only)

Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

LEVERAGE RISK (YYY only)

Leverage may result from ordinary borrowings or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.

MARKET EVENTS RISK

Turbulence in the economic, political and financial system has historically resulted, and may continue to result, in an unusually high degree of volatility in the capital markets. Both domestic and foreign capital markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and t is uncertain whether or for how long these conditions could continue. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in small or emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their security prices. These events and possible continued market turbulence may have an adverse effect on the Fund.

In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests and negatively impact a Fund’s investment return.

For example, an outbreak of a respiratory disease designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and quarantines, as well as general concern and uncertainty that has negatively affected the economic environment. These impacts also have caused significant volatility and declines in global financial markets, which have caused losses for investors. The impact of this COVID-19 pandemic may be short term or may last for an extended period of time, and in either case could result in a substantial economic downturn or recession.

In addition, the operations of a Fund, the Adviser and a Fund’s other service providers may be significantly impacted, or even temporarily or permanently halted, as a result of government quarantine measures, voluntary and precautionary restrictions on travel or meetings and other factors related to a public health emergency, including its potential adverse impact on the health of any such entity’s personnel.

MARKET PRICE DISCOUNT FROM/PREMIUM TO NET ASSET VALUE RISK (YYY only)

The shares of the Underlying Funds may trade at a discount or premium to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors, such as the Fund, will realize gains or losses upon the sale of shares will depend not on the Underlying Funds’ NAVs, but entirely upon whether the market price of the Underlying Funds’ shares at the time of sale is above or below an investor’s purchase price for shares.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

METALS AND MINING COMPANIES RISK (BATT and JGLD only)

The Fund will invest in securities that are issued by and/or have exposure to, companies primarily involved in the metals and mining industry. Investments in metals and mining companies may be speculative and subject to greater price volatility than investments in other types of companies. The profitability of companies in the metals and mining industry is related to, among other things, worldwide metal prices and extraction and production costs. Worldwide metal prices may fluctuate substantially over short periods of time, and as a result, the Fund’s Share price may be more volatile than other types of investments. In addition, metals and mining companies may be significantly affected by changes in global demand for certain metals, economic developments, energy conservation, the success of exploration projects, changes in exchange rates, interest rates, economic conditions, tax treatment, trade treaties, and government regulation and intervention, and events in the regions that the companies to which the Fund has exposure operate (e.g., expropriation, nationalization, confiscation of assets and property, the imposition of restrictions on foreign investments or repatriation of capital, military coups, social or political unrest, violence and labor unrest). Metals and mining companies may also be subject to the effects of competitive pressures in the metals and mining industry.

OPTIONS RISK (SWAN and ISWN only)

Investing in options, including LEAP Options, and other instruments with option-type elements may increase the volatility and/or transaction expenses of the Fund. An option may expire without value, resulting in a loss of the Fund’s initial investment and may be less liquid and more volatile than an investment in the underlying securities. The Fund’s ability to close out its position as a purchaser of a call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund may also purchase over-the-counter call options, which involves risks different from, and possibly greater than, the risks associated with exchange-listed call options. In some instances, over-the-counter call options may expose the Fund to the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument. In addition, the Fund may be exposed to a risk that losses may exceed the amount originally invested.

PHARMACEUTICAL COMPANIES RISK (CNBS only)

Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection of intense competition.

ONLINE RETAIL RISK (IBUY and XBUY only)

Companies that operate in the online marketplace, retail and travel segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace, retail and travel segments to reduce profit margins in order to compete. Profit margins in the travel industry are particularly sensitive to seasonal demand, fuel costs and consumer perception of various risks associated with travel to various destinations. Due to the nature of their business models, companies that operate in the online marketplace, retail and travel segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace, retail and travel segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Amplify ETF Trust

Notes to the Financial Statements

April 30, 2021 (Unaudited) (Continued)

RARE EARTH METAL COMPANIES RISK (BATT only)

Rare earth metals have more specialized uses and are often more difficult to extract. The use of strategic metals in modern technology has increased dramatically over the past years. Consequently, the demand for these metals has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. Companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth metals, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, energy conservation efforts, the success of exploration projects, commodity prices, tax and other government regulations, depletion of resources, and mandated expenditures for safety and pollution control devices. The mining, refining and/or manufacturing of rare earth metals can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth metals are rising. In addition, companies involved in the various activities that are related to the mining, refining and/or manufacturing of rare earth metals may be at risk for environmental damage claims.

9.    SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosure and/or adjustment other than the below:

On June 8, 2021, the Board of Trustees voted to terminate and liquidate LEND. After the close of business on June 22, 2021, LEND will no longer accept creation orders. Trading in shares of LEND will be halted prior to market open on June 28, 2021. The proceeds of liquidation are currently scheduled to be sent to shareholders on or about July 1, 2021.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 30, 2021 (Unaudited)

AMPLIFY CWP ENHANCED DIVIDEND INCOME ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 8, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify CWP Enhanced Dividend Income ETF (the “Fund”); (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Penserra”); and (3) an Investment Sub-Advisory Agreement between the Adviser and Capital Wealth Planning, LLC (“CWP”; Penserra and CWP will be referred to together as the “Sub-Advisers”) on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about June 22, 2016 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person, at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. Thus, a meeting was held on June 22, 2016, to discuss and review the Agreements with respect to the Fund. At the June 22, 2016 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

On or about June 12, 2018, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the June 12, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one-year term. Thereafter, the Board held meetings on June 11, 2019, December 10, 2019 and December 8, 2020, to discuss and review the Agreements with respect to the Fund. At each of those meetings, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for an additional one year term.

Prior to the meeting held on December 8, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 8, 2020, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.55% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

AMPLIFY TRANSFORMATIONAL DATA SHARING ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 8, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Blockchain Leaders ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 12, 2017 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on December 12, 2017, to discuss and review the Agreements with respect to the Fund. At the December 12, 2017 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term. On or about December 10, 2019, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the December 10, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one year term.

On or about December 8, 2020, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on December 8, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 8, 2020, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.70% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

AMPLIFY LITHIUM & BATTERY TECHNOLOGY ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 8, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Lithium and Battery Technology ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about March 13, 2018 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on March 13, 2018, to discuss and review the Agreements with respect to the Fund. At the March 13, 2018 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term. On or about December 10, 2019, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the December 10, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one year term.

On or about December 8, 2020, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on December 8, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 8, 2020, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.59% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

FOR AMPLIFY SEYMOUR CANNABIS ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 8, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Seymour Cannabis ETF (“CNBS”) (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about March 12, 2019 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval for an additional one year term. In preparation for the meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser. Thus, a meeting was held on March 12, 2019, to discuss and review the Agreements with respect to the Fund. At the March 12, 2019 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for the initial two-year term.

On or about December 8, 2020, the Board called and held a meeting to decide whether to renew the Agreements for an additional one-year term. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Adviser and the Agreements for an additional one-year term.

Prior to the meeting held on December 8, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Adviser; (ii) the Adviser and the Sub-Adviser’s costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Adviser; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 8, 2020, representatives from the Adviser and the Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Adviser’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Adviser and the personnel and resources of the Adviser and Sub-Adviser, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Adviser regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed investment management fee of 0.65% (with a contractual expense cap of 0.75%) as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Adviser had managed this Fund to the Board’s satisfaction over the course of the previous two years. The Trustees noted that the proposed annual investment management fee to be charged to the

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Adviser, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Adviser. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Adviser on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Adviser with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Adviser, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Adviser’s views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Adviser had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

FOR AMPLIFY PURE JUNIOR GOLD MINERS ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 15, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify Pure Junior Gold Miners ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about September 15, 2020 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two year term, the Board will call and hold a meeting to decide whether to renew the Agreements for an additional one year term. In preparation for the such meetings, the Bard requests ad reviews a wide variety of information from the Advisers and the Sub-Advisers.

On or about September 15, 2020, the Board called and held a meeting to decide whether to approve the Agreements for an initial two-year term. At the September 15, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

Prior to the meeting held on September 15, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on September 15, 2020, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Advisers regarding their respective financial condition, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed an initial investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees also considered that the Adviser and Sub-Advisers had managed similar accounts to the Board’s satisfaction previously. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that it will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

FOR AMPLIFY BLACKSWAN ISWN ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 8, 2020,1 the Board of Trustees (the “Board”) of Amplify ETF Trust (the “Trust”) considered the approval of, and approved, the following agreements (collectively, the “Agreements”): (1) an Investment Management Agreement between Amplify Investments LLC (the “Adviser”) and the Trust, on behalf of the Amplify International BlackSwan Core ETF (the “Fund”) and (2) an Investment Sub-Advisory Agreement between the Adviser and Toroso Investments, LLC (“Toroso”) and (3) an Investment Sub-Advisory Agreement between the Adviser and ARGI Investment Services, LLC (hereinafter referred to as “ARGI”. Toroso and ARGI will be collectively referred to hereinafter as the “Sub-Advisers”), on behalf of the Fund (collectively, the “Agreements”).

The Fund was originally approved by the Board and its Independent Trustees on or about December 8, 2020 for an initial two year term. After their initial two-year term, the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

On or about December 8, 2020, the Board called and held a meeting to decide whether to approve the Agreements for an initial two-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Advisers. At the December 8, 2020 meeting, the Board, including the Independent Trustees, approved the retention of the Adviser and the Sub-Advisers and the Agreements for the initial two-year term.

Prior to the meeting held on December 8, 2020, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Advisers regarding, among other things: (i) the nature, extent and quality of the services to be provided to fund shareholders by the Adviser and the Sub-Advisers; (ii) the Adviser and the Sub-Advisers’ costs and profits expected to be realized in providing their services, including any fall-out benefits expected to be enjoyed by the Adviser and the Sub-Advisers; and (iii) the existence, or anticipated existence, of economies of scale.

Prior to and at the meeting held on December 8, 2020, representatives from the Adviser and the Sub-Advisers, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser and the Sub-Advisers’ fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Advisers provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives also discussed the rationale for launching the Fund, the Fund’s fees and fee structures of comparable investment companies. The Board then discussed the written materials that it received before the meeting and the Adviser and Sub-Advisers’ oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees considered information concerning the functions to be performed by the Adviser and the Sub-Advisers and the personnel and resources of the Adviser and Sub-Advisers, including the investment management team that will be responsible for the day-to-day management of the Fund and the portfolio manager responsible for investing the portfolio of the Fund. The Trustees also considered statements by the Adviser and Sub-Advisers regarding their respective financial conditions, that each was financially stable and could support its performance of the services under its Agreement. The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund’s service providers.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers to the Fund under the respective Agreement were expected to be appropriate and reasonable.

Amplify ETF Trust

Board Considerations Regarding Approval of
Investment Management Agreement and Sub-Advisory Agreement

April 31, 2021 (Unaudited) (Continued)

Fees, Expenses and Profitability. The Trustees discussed the information provided by the Adviser on the Fund’s proposed initial investment management fee of 0.49% as compared to information provided by the Adviser on other similar products. The Trustees noted that the proposed annual investment management fee to be charged to the Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of the Fund, including fees payable to the Sub-Advisers, except brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, distribution and service fees payable pursuant to a 12b-1 Plan, if any, and extraordinary expenses. The Board concluded that the unitary investment management fee to be charged to the Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser and Sub-Advisers. In conjunction with their review of the unitary investment management fee, the Trustees considered information provided by the Adviser and Sub-Advisers on their costs to be incurred in connection with the proposed Agreement and their estimated profitability and that any profitability would not be excessive. The Trustees concluded that the estimated profits to be realized by the Adviser and Sub-Advisers with respect to the Fund appeared to be reasonable.

Economies of Scale and Whether the Fee Level Reflects These Economies of Scale. The Trustees considered the information provided by the Adviser and the Sub-Advisers as to the extent to which economies of scale may be realized as the Fund grows and whether the fee level reflects economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser and Sub-Advisers, but that a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the proposed advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund. The Trustees noted the Adviser’s and Sub-Advisers’ views on their expectations for growth, noting that, initially, the Adviser did not anticipate any material economies of scale. The Trustees concluded that the flat investment management fee was reasonable and appropriate.

The Trustees noted that the Adviser and Sub-Advisers had not identified any further benefits that it would derive from its relationship with the Fund, and had noted that they will not, initially, have any soft dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, have determined to approve the Agreements for the Fund.

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2021 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include costs for ETF management and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other funds. The examples are based on investment of $1,000 made at the beginning of the period shown and held for the periods shown below.

The table below illustrates your fund’s costs in two ways:

ACTUAL FUND RETURN

This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period shown. “Expenses Paid During Period” shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid during the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your fund under “Expenses Paid During Period.”

HYPOTHETICAL 5% RETURN

This section helps you compare your fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the “Annualized Expense Ratio” for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your fund’s comparative cost by comparing the hypothetical result of your fund under “Expenses Paid During Period” with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your fund’s actual return – the account values shown may not apply to your specific investment.

YYY	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,257.00	0.50%	$2.80
Hypothetical 5% Return	$1,000.00	$1,022.32	0.50%	$2.51
IBUY	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,420.10	0.65%	$3.90
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
DIVO	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,236.50	0.52%	$2.88
Hypothetical 5% Return	$1,000.00	$1,022.22	0.52%	$2.61

Amplify ETF Trust

Disclosure of Fund Expenses

April 30, 2021 (Unaudited) (Continued)

BLOK	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$2,178.70	0.70%	$5.52
Hypothetical 5% Return	$1,000.00	$1,021.32	0.70%	$3.51
BATT	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,477.50	0.59%	$3.62
Hypothetical 5% Return	$1,000.00	$1,021.87	0.59%	$2.96
SWAN	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,093.90	0.49%	$2.54
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46
XBUY	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,291.80	0.69%	$3.92
Hypothetical 5% Return	$1,000.00	$1,021.37	0.69%	$3.46
LEND	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$1,186.30	0.65%	$3.52
Hypothetical 5% Return	$1,000.00	$1,021.57	0.65%	$3.26
CNBS	Beginning Account Value 11/1/2020	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period(a)
Actual Fund Return	$1,000.00	$2,271.00	0.75%	$6.08
Hypothetical 5% Return	$1,000.00	$1,021.08	0.75%	$3.76
JGLD	Beginning Account Value 11/30/2020(b)	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$1,013.50	0.49%	$2.04	(c)
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46	(a)
ISWN	Beginning Account Value 1/25/2021(b)	Ending Account Value 4/30/2021	Annualized Expense Ratios	Expenses Paid During Period
Actual Fund Return	$1,000.00	$988.20	0.49%	$1.27	(d)
Hypothetical 5% Return	$1,000.00	$1,022.36	0.49%	$2.46	(a)

(a)       The dollar amounts shown as expenses paid during the period are equal to the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

(b)       Fund Commencement.

(c)       The dollar amount shown as expenses paid during the period for JGLD is multiplied by 151/365, which is the number of days since inception divided by the number of days in the year.

(d)       The dollar amount shown as expenses paid during the period for ISWN is multiplied by 95/365, which is the number of days since inception divided by the number of days in the year.

Amplify ETF Trust

Additional Information

April 30, 2021 (Unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

YYY	9.50%
IBUY	100.00%
DIVO	100.00%
BLOK	70.15%
BATT	71.47%
SWAN	00.00%
XBUY	100.00%
LEND	2.00%
CNBS	4.31%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended October 31, 2020 was as follows:

YYY	0.24%
IBUY	100.00%
DIVO	100.00%
BLOK	28.61%
BATT	2.89%
SWAN	00.00%
XBUY	00.00%
LEND	2.00%
CNBS	0.50%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

YYY	00.00%
IBUY	00.00%
DIVO	4.82%
BLOK	00.00%
BATT	00.00%
SWAN	70.38%
XBUY	23.71%
LEND	00.00%
CNBS	00.00%

Amplify ETF Trust

Additional Information

April 30, 2021 (Unaudited) (Continued)

Foreign Tax Credit Pass Through

Pursuant to Section 853 of the Internal Revenue Code, the Fund designates the following amount as foreign taxes paid for the period ended October 31, 2020. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Credible Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
BLOK	$110,341	$0.0200	68.37%
BATT	$23,283	$0.0300	96.14%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

Amplify ETF Trust

Supplemental Information

April 30, 2021 (Unaudited)

DISTRIBUTION OF PREMIUMS AND DISCOUNTS

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the composite closing price each day. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available, without charge, on the Fund’s website at www.amplifyetfs.com.

INFORMATION ABOUT THE TRUSTEES

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-855-267-3837. Furthermore, you can obtain the SAI by accessing the Commission’s website at www.sec.gov or by accessing the Fund’s website at www.amplifyetfs.com.

DELIVERY OF SHAREHOLDER DOCUMENTS—HOUSEHOLDING

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Amplify ETF Trust

Privacy Policy

October 31, 2020 (Unaudited)

AMPLIFY ETFS AND AMPLIFY AFFILIATES PRIVACY POLICY

Amplify recognizes the importance of protecting your personal and financial information when you visit our websites (each a “Website” and together “Websites”). This Policy is designed to help you understand the information collection practices on all Websites owned or operated by or on behalf of companies within the Amplify group of companies, including: Amplify Investments LLC, Amplify Development LLC, and Amplify Holding Company LLC. We are committed to:

(a) protecting the personal information you provide to us;

(b) telling you how we use the information we gather about you; and

(c) ensuring that you know why we intend to disclose your personal information.

CHANGES TO THIS PRIVACY POLICY

This Privacy Policy is dated January 1, 2016. Amplify reserves the right to amend this Privacy Policy at any time without notice, by updating this posting, in which case the date of the Policy will be revised. The current version of this Policy can be accessed from the link on the www.amplifyetfs.com homepage.

INFORMATION COLLECTION AND USE

Personally Identifiable Information: The personally identifiable information you submit to our Websites is used to service your interest and to improve our services to you and/or to provide you with information on Amplify products and services. The types of personal information that may be collected at our Websites include: name, address, email address and telephone number. We will not sell, share or rent your personally identifiable information to others in contravention of this Privacy Policy.

Additionally, if the Website is a password protected site, then (a) once you submit your password and enter, the Website will recognize who you are and will collect all information that you submit, including all electronic instructions (including all transaction information), and (b) any information collected about you from the Website may be associated with other identifying information that we have about you.

Aggregate Information: We generally record certain usage information, such as the number and frequency of visitors to our Websites. This information may include the websites that you access immediately before and after your visit to our Websites, the Internet browser you are using and your IP address. If we use such data at all it will be on an aggregate basis, and we will not disclose to third parties any information that could be used to identify you personally.

Service Providers: We may use internal or external service providers to operate our Websites and employ other persons to perform work on our behalf, such as sending postal mail and e-mail. These persons may have access to the personally identifiable information you submit through the Websites, but only for the purpose of performing their duties. These personnel may not use your personally identifiable information for any other purpose.

Compliance with Laws: We do not automatically collect personally identifiable information from visitors to our Websites, except to the extent we are required to do so pursuant to some statute or regulation applicable to us. We will not provide any personally identifiable information to any other persons, except if we are required to make disclosures by any law, any government or private parties in connection with a lawsuit, subpoena, investigation or similar proceeding.

E-mail and Marketing: Amplify does not sell its customers’ e-mail addresses, nor will we provide your personal information to third parties for their marketing purposes. Amplify will not send you e-mail messages without first receiving your permission, unless it relates to servicing your account or unless you have consented to receiving electronic delivery of fund documents as part of our E-Delivery service. It is our policy to include instructions for unsubscribing from these permission-based programs. We recommend that you do not send us any individual personal information via non secure methods of correspondence, including via public electronic communication channels, such as Internet e-mail, which are generally not secure.

Amplify ETF Trust

Privacy Policy

October 31, 2020 (Unaudited) (Continued)

Business Transfers: If the business, stock or assets of Amplify are acquired or merged with another business entity, we will share all or some of your information with this entity to continue to provide our service to you. You will receive notice of such an event and the new entity will inform you of any changes to the practices in this Privacy Policy. If the new entity wishes to make additional use of your information, you may decline such use at such time.

Disclosure to Third Parties: The personal information you provide to us will only be disclosed to third parties if we have your permission, or as set out in this Privacy Policy. We may disclose details about the general use of our Websites to third parties – for example, to demonstrate patterns of use to advertisers and other business partners. Information we pass on for this purpose will not include any personal information by which you may be identified. We endeavor to prevent unauthorized disclosures of your personal information by third parties but we are not responsible for any unauthorized disclosures or other breaches of security or for the actions of others if the information was passed to them with your authority or with the authority of anyone other than us or our group companies.

COOKIES

What are Cookies?

Cookies are small text files that are stored in your computer’s memory and hard drive when you visit certain web pages. They are used to enable websites to function or to provide information to the owners of a website.

Why Do We Use Cookies?

Cookies help us to provide customized services and information. We use cookies on all our Websites to tell us, in general terms, how and when pages in our Websites are visited, what our users’ technology preferences are – such as what type of video player they use – and whether our Websites are functioning properly.

If you are using one of our password-protected sites, then the website may use cookies or other technology to help us authenticate you, store and recognize your configuration and user attributes, facilitate your navigation of the website and customize its content so that the information made available is likely to be of more interest to you.

In broad terms, we use cookies on our Websites for the following purposes:

•    Analytical purposes: Analytical cookies allow us to recognize measure and track visitors to our Websites. This helps us to improve and develop the way our Websites work, for example, by determining whether site visitors can find information easily, or by identifying the aspects of websites that are of the most interest to them.

•    Usage preferences: Some of the cookies on our Websites are activated when visitors to our sites make a choice about their usage of the site. Our Websites then ‘remember’ the settings preferences of the user concerned. This allows us to tailor aspects of our sites to the individual user.

•    Terms and conditions: We use cookies on our Websites to record when a site visitor has seen a policy, such as this one, or provided consent, such as consent to the terms and conditions on our Websites. This helps to improve the user’s experience of the site – for example, it avoids a user from repeatedly being asked to consent to the same terms.

•    Session management: The software that runs our websites uses cookies for technical purposes needed by the internal workings of our servers. For instance, we use cookies to distribute requests among multiple servers, authenticate users and determine what features of the site they can access, verify the origin of requests, keep track of information about a user’s session and determine which options or pages to display in order for the site to function.

•    Functional purposes: Functional purpose cookies store information that is needed by our applications to process and operate. For example, where transactions or requests within an application involve multiple workflow stages, cookies are used to store the information from each stage temporarily, in order to facilitate completion of the overall transaction or request.

Amplify ETF Trust

Privacy Policy

October 31, 2020 (Unaudited) (Continued)

Further Information About Cookies

If you would like to find out more about cookies in general and how to manage them, please visit www.allaboutcookies.org.

THIRD PARTY WEBSITES

Amplify disclaims responsibility for the privacy policies and customer information practices of third party internet websites hyperlinked from our Website or this Privacy Policy.

SECURITY

Amplify protects your personal information when you transact business on our Website by requiring the use of a browser software program that supports industry standard SSL encryption with 128-bit key lengths. The “128-bit” designation refers to the length of the key used to encrypt the data being transmitted, with a longer key representing a higher level of security.

CONTACT US

We welcome inquiries or comments about our Privacy Policy and any queries or concerns about Amplify ETFs at support@amplifyetfs.com or 1-855-267-3837.

Investment Adviser:

Amplify Investments LLC
310 S. Hale Street
Wheaton, IL 60187

Investment Sub-Advisers:

Penserra Capital Management, LLC	Capital Wealth Planning
4 Orinda Way, Suite 100-A	1016 Collier Center Way
Orinda, CA 94563	Naples, FL 34110

Toroso Investments, LLC	ARGI Investments, LLC
623 5th Avenue, Suite 15	2201 High Wickham Place
New York, NY 10019	Louisville, KY 40245

Legal Counsel:

Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator:

U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians:
U.S. Bank National Association	Cowen Execution Services, LLC
1555 North RiverCenter Drive, Suite 302	599 Lexington Avenue, 21st Floor
Milwaukee, WI 53212	New York, NY 10022

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Amplify ETF Trust

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	06/28/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christian Magoon
Christian Magoon, President and Chief Executive Officer

Date	06/28/2021

By (Signature and Title)	/s/ Bradley H. Bailey
Bradley H. Bailey, Chief Financial Officer

Date	06/28/2021

* Print the name and title of each signing officer under his or her signature.